As filed with the Securities and Exchange Commission on December 2, 2010

Investment Company Act File Number 811-8312

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Daily Income Fund

(Exact name of registrant as specified in charter)

1411 Broadway, 28th Floor

New York, NY 10018

(Address of principal executive offices) (Zip code)

Christine Manna

c/o Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, New York 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-830-5200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2010

Item 1:

Daily Income Fund

The Notice of the Reich & Tang Privacy Policy is included with this Shareholder Report but is not part of the Shareholder Report.

600 FIFTH AVENUE NEW YORK, NY 10020 (212) 830-5200	SEMI-ANNUAL REPORT SEPTEMBER 30, 2010

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Daily Income Fund Table of Contents

Daily Income Fund Shareholder Letter

Dear Shareholder:

Since its inception in 1974, Reich & Tang Funds has taken a proactive approach to risk management. Our goals of safety and preservation of capital continually drive our investment analysis and decisions. As an organization, we continue to believe that thorough, fundamental credit analysis is the key to continued success in our business.

Reich & Tang is proud to be part of Natixis Global Asset Management, one of the world’s largest money management organizations. Natixis brings together the expertise of multiple specialized investment managers based in the United States, Europe and Asia to offer a wide spectrum of equity, fixed income and alternative investment strategies. For more information on Natixis Global Asset Management, please visit us at www.globalam.natixis.com.

While it is difficult to predict the future as we navigate through multiple complex factors in the market, we believe that our fundamental approach to money market funds and our corporate structure enable us to continue to be a leader in providing funds that focus on preservation of capital and liquidity for our shareholders and valued clients. We welcome any questions you may have about the investments in any of our portfolios and stand ready to respond to you as we have for 36 years.

Sincerely,

Michael P. Lydon

President

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Daily Income Fund Money Market Portfolio
Expense Chart For The Six Months Ended September 30, 2010 (Unaudited)

As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2010 through September 30, 2010.

:	Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

:	Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Institutional Class Shares (“Institutional Shares”) & Pinnacle Class Shares (“Pinnacle Shares”)	Beginning Account Value 04/01/10	Ending Account Value 09/30/10	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.70	$1.25	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.82	$1.27	0.25%

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 04/01/10	Ending Account Value 09/30/10	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.86	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.21	$1.88	0.37%

Investor Class Shares (“Investor Shares”)	Beginning Account Value 04/01/10	Ending Account Value 09/30/10	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.91	0.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	$1.93	0.38%

Short Term Income Class Shares (“Short Term Income Shares”)	Beginning Account Value 04/01/10	Ending Account Value 09/30/10	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.91	0.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	$1.93	0.38%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 04/01/10	Ending Account Value 09/30/10	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.91	0.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	$1.93	0.38%

Daily Income Fund Money Market Portfolio Expense Chart For The Six Months Ended September 30, 2010 (Unaudited) (Continued)

Advantage Primary Liquidity Fund (“Advantage Shares”)	Beginning Account Value 04/01/10	Ending Account Value 09/30/10	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.30	$1.65	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.41	$1.67	0.33%

money market Xpress Fund (“Xpress Shares”)	Beginning Account Value 04/01/10	Ending Account Value 09/30/10	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.81	0.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.26	$1.83	0.36%

*	Expenses are equal to the Portfolio’s annualized expense ratios multiplied by the average account value over the period (April 1, 2010 through September 30, 2010), multiplied by 183/365 (to reflect the most recent fiscal half-year).

Daily Income Fund Money Market Portfolio
Schedule of Investments September 30, 2010 (Unaudited)

Face Amount		Maturity Date	Interest Rate	Value (Note 1)

ASSET BACK COMMERCIAL PAPER (4.78%) (1)

$100,000,000	Chesham Finance LLC	10/01/10	0.40%	$100,000,000

100,000,000	Chesham Finance LLC	10/29/10	0.45	99,965,000

200,000,000	Total Asset Back Commercial Paper			199,965,000

COMMERCIAL PAPER (4.78%)

$200,000,000	Societe Generale	10/05/10	0.23%	$199,995,000

200,000,000	Total Commercial Paper			199,995,000

FLOATING RATE SECURITIES (2.39%)

$100,000,000	Banco Bilbao de Vizcaya Argentaria S.A. (2)	06/17/11	0.41%	$100,000,000

100,000,000	Total Floating Rate Securities			100,000,000

FOREIGN COMMERCIAL PAPER (3.49%)

$22,500,000	Danske Corporation	10/08/10	0.40%	$22,498,250

88,500,000	Danske Corporation	10/20/10	0.57	88,477,176

35,000,000	Danske Corporation	10/25/10	0.41	34,990,434

146,000,000	Total Foreign Commercial Paper			145,965,860

LETTER OF CREDIT COMMERCIAL PAPER (4.07%)

$100,000,000	Louis Dreyfus Corporation LOC BNP Paribas	10/01/10	0.22%	$100,000,000

70,000,000	Louis Dreyfus Corporation LOC Caylon	10/01/10	0.24	70,000,000

170,000,000	Total Letter of Credit Commercial Paper			170,000,000

LOAN PARTICIPATIONS (4.31%)

$105,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	10/01/10	0.35%	$105,000,000

75,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	10/05/10	0.35	75,000,000

180,000,000	Total Loan Participations			180,000,000

TIME DEPOSIT (21.58%)

$100,000,000	BNP Paribas	10/01/10	0.10%	$100,000,000

187,000,000	Citibank, N.A.	10/01/10	0.23	187,000,000

205,000,000	Commerzbank AG	10/01/10	0.17	205,000,000

200,000,000	National Bank of Canada	10/01/10	0.18	200,000,000

100,000,000	Royal Bank of Canada	10/01/10	0.15	100,000,000

110,000,000	UBS	10/01/10	0.15	110,000,000

902,000,000	Total Time Deposit		.	902,000,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio Schedule of Investments September 30, 2010 (Unaudited) (Continued)

Face Amount		Maturity Date	Interest Rate	Value (Note 1)

VARIABLE RATE DEMAND INSTRUMENTS (3.23%) (3)

$3,730,000	A&M Associates Project – Series 2002 LOC U.S. Bank, N.A.	12/01/34	0.30%	$3,730,000

895,000	Bank of Kentucky Building, LLC – Series 1999 LOC U.S. Bank, N.A.	12/01/19	0.60	895,000

1,050,000	Burke County, GA Development Authority IDRB (Lichtenberg Holdings II, LLC Project) – Series 2002 LOC JPMorgan Chase Bank, N.A.	01/01/13	0.45	1,050,000

11,000	Capital One Funding Corporation Floating Rate Option Notes – Series 1997D LOC JPMorgan Chase Bank, N.A.	07/02/18	0.42	11,000

870,000	Central Michigan Inns, LLC (Pohlcat Inc) – Series 2000A LOC Wachovia Bank, N.A.	04/01/30	0.33	870,000

3,500,000	Charles K. Blandin Foundation – Series 2004 (4) LOC Wells Fargo Bank, N.A.	05/01/19	0.33	3,500,000

1,260,000	Cirrus Development Ltd. – Series 1999 LOC U.S. Bank, N.A.	05/01/14	0.60	1,260,000

1,745,000	CMW Real Estate, LLC – Series 2000 LOC U.S. Bank, N.A.	06/01/20	0.64	1,745,000

2,680,000	Columbus, GA Development Authority RB (Columbus Economic Development Corporation/Bricken Financial Project) – Series 2006 LOC Wachovia Bank, N.A.	02/01/26	0.33	2,680,000

7,250,000	D.G.Y. Real Estate LP – Series 2000A LOC PNC Bank, N.A.	05/01/20	0.45	7,250,000

12,250,000	Delos, LLC – Series 2007A LOC Banco Santander	03/01/37	0.48	12,250,000

1,585,000	Delta Capital LLC – Series 1996B LOC JPMorgan Chase Bank, N.A.	10/01/26	0.51	1,585,000

1,415,000	Devin F. & Janis L. McCarthy – Series 1997 LOC U.S. Bank, N.A.	07/01/17	0.60	1,415,000

2,050,000	Eckert Seamans Cherin & Mellott, LLC – Series 2000 LOC PNC Bank, N.A.	01/01/15	0.32	2,050,000

5,460,000	El Dorado Enterprises of Miami, Inc. – Series 2000 LOC Wells Fargo Bank, N.A.	06/01/20	0.33	5,460,000

4,286,027	Federal Home Loan Mortgage Corporation Class A Certificates – Series M006	10/15/45	0.26	4,286,027

2,700,000	Galloway Company – Series 2003 LOC JPMorgan Chase Bank, N.A.	07/01/17	0.59	2,700,000

1,120,000	Goson Project – Series 1997 Guaranteed by Federal Home Loan Bank	11/01/17	0.40	1,120,000

100,000	Graves Lumber Co. Project – Series 2000 Guaranteed by Federal Home Loan Bank of Cincinnati	11/01/10	0.50	100,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio Schedule of Investments September 30, 2010 (Unaudited) (Continued)

Face Amount		Maturity Date	Interest Rate	Value (Note 1)

VARIABLE RATE DEMAND INSTRUMENTS (3) (CONTINUED)

$2,710,000	Healtheum, LLC – Series 2004 LOC Wells Fargo Bank, N.A.	11/01/29	0.35%	$2,710,000

1,450,000	HFA of Lee County, FL MHRB (University Club Apartments) – Series 2002B Guaranteed by Federal National Mortgage Corporation	05/15/35	0.32	1,450,000

3,950,000	Jeff Wyler Automotive Family, Inc. LOC U.S. Bank, N.A.	01/02/26	0.60	3,950,000

1,950,000	Kenwood County Club, Incorporated – Series 2005 LOC U.S. Bank, N.A.	12/01/15	0.64	1,950,000

700,000	Kit Carson County, CO Agricultural Development RB (Midwest Farms, LLC) – Series 1997 LOC Wells Fargo Bank, N.A.	06/01/27	0.27	700,000

3,150,000	Kool Capital, LLC LOC Bank of America, N.A.	04/01/29	0.33	3,150,000

1,800,000	Lauren Company, LLC – Series 2003 LOC Wells Fargo Bank, N.A.	07/01/33	0.33	1,800,000

360,000	LRC – B Wadsworth Investors, Ltd. – Series 1997 LOC U.S. Bank, N.A.	09/01/17	0.60	360,000

3,065,000	Maryland Health & Higher Educational Facilities Authority (Glen Meadows Retirement Community) – Series 1999B LOC Wachovia Bank, N.A.	07/01/29	0.28	3,065,000

5,785,000	M-B Companies, Inc. – Series 2008 LOC U.S. Bank, N.A.	03/01/48	0.37	5,785,000

825,000	Milwaukee, WI (Historic Third Ward Parking Project) LOC Northern Trust Bank	09/01/28	0.51	825,000

2,500,000	Mississippi Business Finance Corporation IDRB (Attala Steel Industries, LLC Project) – Series 2005 Guaranteed by Federal Home Loan Bank	07/01/20	0.35	2,500,000

5,460,000	Montgomery County, PA MHRB (Brookside Manor Apartments) – Series 2001A Collateralized by Federal National Mortgage Association	08/15/31	0.24	5,460,000

2,550,000	Mount Ontario Holdings LLC – Series 2001 (4) LOC U.S. Bank, N.A.	04/01/21	0.33	2,550,000

6,500,000	New Jersey EDA School Facilities Construction Bonds 2006 Series R - Sub-Series – R3 (4) LOC Lloyds TSB Bank/ Bank of Nova Scotia	09/01/31	0.26	6,500,000

1,455,000	NPI Capital, LLC – Series 1999A LOC Bank of America, N.A.	07/01/29	0.51	1,455,000

6,900,000	Olathe, KS IDRB (Diamant Board Project) – Series 1997B LOC Svenska Handelsbanken	03/01/27	0.64	6,900,000

1,300,000	Pennsylvania EDFA Taxable Development RB (West 914 Incorporation Project) – Series 1991A LOC PNC Bank, N.A.	05/01/21	0.30	1,300,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio Schedule of Investments September 30, 2010 (Unaudited) (Continued)

Face Amount		Maturity Date	Interest Rate	Value (Note 1)

VARIABLE RATE DEMAND INSTRUMENTS (3) (CONTINUED)

$8,180,000	Rural Electric Cooperative Grantor Trust Certificates (Kansas Electric Power Cooperative, Inc.) – Series 1997 LOC U.S. Government	12/18/17	0.80%	$8,180,000

1,120,000	Sand Run Nursery & Preserve LLC – Series 2004 LOC U.S. Bank, N.A.	03/01/24	0.60	1,120,000

8,895,000	Stonegate-Partners I, LLC (Stonegate Partners Project) – Series 2002 LOC U.S. Bank, N.A.	06/01/34	0.32	8,895,000

2,895,000	Tom Richards, Inc. (Team Land, LLC/Team Industries) Guaranteed by Federal Home Loan Bank	12/01/16	0.40	2,895,000

4,825,000	Triple Crown Investments, LLC – Series 2004 LOC Federal Home Loan Bank of Dallas	08/01/25	0.33	4,825,000

1,300,000	Westchester County, NY IDA RB (B.W.P. Distributors Inc.) – Series 1997 LOC Wachovia Bank	10/01/28	0.33	1,300,000

255,000	Westchester Presbyterian Church LOC U.S. Bank, N.A.	09/01/13	0.60	255,000

439,294	Wilmington Trust Company (Amtrak Trust 93-A) – Series B Notes Guaranteed by General Electric Company	01/01/11	9.01	439,294

765,000	Windsor Medical Center, Inc. – Series 1997 LOC Federal Home Loan Bank	12/03/18	0.40	765,000

135,041,321	Total Variable Rate Demand Instruments			135,041,321

YANKEE CERTIFICATES OF DEPOSIT (51.36%)

$101,000,000	Banco Bilbao Vizcaya Argentaria	12/14/10	0.41%	$101,002,074

150,000,000	Banco Santander	10/29/10	0.34	150,001,166

150,000,000	Barclays Bank PLC	03/16/11	0.38	150,000,000

150,000,000	Canadian Imperial Bank of Commerce (5)	02/07/11	0.35	150,000,000

75,000,000	Credit Agricole CIB	02/10/11	0.52	75,008,224

60,200,000	Credit Agricole CIB	10/08/10	0.64	60,200,117

100,700,000	Credit Industrial et Commercial	10/04/10	0.70	100,700,000

100,000,000	Dexia Credit Local de France	12/07/10	0.54	100,000,000

101,000,000	Dexia Credit Local de France	11/26/10	0.55	101,001,569

40,000,000	KBC Bank N.V.	10/13/10	0.50	40,000,666

44,000,000	KBC Bank N.V.	11/26/10	0.60	44,001,367

12,200,000	KBC Bank N.V.	10/15/10	0.65	12,200,235

56,000,000	KBC Bank N.V.	10/21/10	0.64	56,000,310

50,000,000	KBC Bank N.V.	11/22/10	0.63	50,001,442

125,900,000	Landesbank Hessen-Thueringen Girozentrale	12/13/10	0.51	125,902,550

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio Schedule of Investments September 30, 2010 (Unaudited) (Continued)

Face Amount		Maturity Date	Interest Rate	Value (Note 1)

YANKEE CERTIFICATES OF DEPOSIT (CONTINUED)

$4,300,000	Landesbank Hessen-Thueringen Girozentrale	12/29/10	0.40%	$4,300,106

200,000,000	Rabobank Nederland	01/28/11	0.29	200,006,603

100,000,000	Royal Bank of Scotland	11/04/10	0.45	100,000,943

50,000,000	Skandinav Enskilda Banken NY	10/27/10	0.53	50,000,000

150,000,000	Skandinav Enskilda Banken NY	10/21/10	0.57	150,000,000

120,900,000	Svenska Handelsbanken	12/03/10	0.69	120,902,109

138,900,000	UniCredit Bank AG	10/12/10	0.56	138,900,424

66,700,000	UniCredit Bank AG	10/21/10	0.71	66,700,370

2,146,800,000	Total Yankee Certificates of Deposit			2,146,830,275

	Total Investments (99.99%) (cost $4,179,797,456†)			$4,179,797,456
	Cash and Other Assets, Net of Liabilities (0.01%)			479,526

	Net Assets (100.00%)			$4,180,276,982

	†Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES

(1)	Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $199,965,000, which represented 4.78% of the Portfolio’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(2)	Securities payable on demand at par including accrued interest (with seven day notice). The Interest rate is adjusted monthly based upon one month LIBOR plus 0.15%.

(3)	Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(4)	Securities payable on demand at par including accrued interest (with one day notice). Interest rate is adjusted daily. The rate shown is the rate in effect at the date of this statement.

(5)	The Interest rate is adjusted daily based upon Federal Funds Effective rate plus 0.165%.

KEY

EDA	= Economic Development Authority	IDRB	= Industrial Development Revenue Bond
EDFA	= Economic Development Finance Authority	LOC	= Letter of Credit
HFA	= Housing Finance Authority	MHRB	= Multi-Family Housing Revenue Bond
IDA	= Industrial Development Authority	RB	= Revenue Bond

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio Schedule of Investments September 30, 2010 (Unaudited) (Continued)

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$3,007,670,469	71.96%
31 through 60 Days	295,005,321	7.06
61 through 90 Days	452,106,839	10.82
91 through 120 Days	200,006,603	4.78
121 through 180 Days	225,008,224	5.38
Over 180 Days	-0-	-0-
Total	$4,179,797,456	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio
Statement of Assets and Liabilities September 30, 2010 (Unaudited)

:Assets
Investments in securities, at amortized cost (Note 1)	$4,179,797,456
Cash	450,445
Accrued interest receivable	1,721,502
Prepaid expenses	137,862

Total assets	4,182,107,265

:Liabilities
Payable to affiliates (Note 2)	1,092,762
Accrued expenses	701,150
Dividends payable	36,371

Total liabilities	1,830,283

Net assets	$4,180,276,982

:Source of Net Assets
Net capital paid in on shares of capital stock (Note 5)	$4,182,008,040
Accumulated net realized loss	(1,731,058)

Net assets	$4,180,276,982

NET ASSET VALUE, PER SHARE (NOTE 5):

Class Name	Net Assets	Shares Outstanding	Net Assets Value
Institutional Shares	$542,407,884	542,625,561	$1.00
Institutional Service Shares	$136,873,877	136,928,806	$1.00
Investor Shares	$227,958,874	228,050,357	$1.00
Short Term Income Shares	$372,206,387	372,355,758	$1.00
Retail Class Shares	$940,528,321	940,905,769	$1.00
Pinnacle Shares	$217,426,808	217,514,064	$1.00
Advantage Shares	$1,485,064,770	1,485,660,749	$1.00
Xpress Shares	$257,810,061	257,913,525	$1.00

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio
Statement of Operations Six Months Ended September 30, 2010 (Unaudited)

:Investment Income
INCOME:
Interest	$8,159,146

EXPENSES: (NOTE 2)
Investment management fee	2,567,644
Administration fee	1,069,852
Shareholder servicing fee (Institutional Service Shares)	236,803
Shareholder servicing fee (Investor Shares)	298,395
Shareholder servicing fee (Short Term Income Shares)	469,417
Shareholder servicing fee (Retail Shares)	1,248,498
Shareholder servicing fee (Advantage Shares)	1,921,383
Shareholder servicing fee (Xpress Shares)	328,441
Distribution fee (Investor Shares)	238,716
Distribution fee (Short Term Income Shares)	844,950
Distribution fee (Retail Shares)	3,246,095
Distribution fee (Advantage Shares)	5,764,149
Distribution fee (Xpress Shares)	985,323
Custodian expenses	113,962
Shareholder servicing and related shareholder expenses+	919,417
Legal, compliance and filing fees	528,226
Audit and accounting	219,873
Trustees’ fees and expenses	191,227
Other expenses	86,331

Total expenses	21,278,702
Less: Fees waived (Note 2)	(14,001,649)

Net expenses	7,277,053

Net investment income	882,093

:Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	73,673

Increase in net assets from operations	$955,766

+	Includes class specific transfer agency expenses of $46,938, $17,077, $63,866, $102,116, $264,550 and $22,258 for the Institutional, Institutional Service, Investor, Short Term Income, Retail and Pinnacle Shares respectively.

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio
Statements of Changes in Net Assets September 30, 2010

	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

:Increase (Decrease) in Net Assets from:
OPERATIONS:
Net investment income	$882,093	$3,566,910
Net realized gain (loss) on investments	73,673	48,900

Increase in net assets from operations	955,766	3,615,810

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Institutional Shares	(301,842)	(1,376,659)
Institutional Service Shares	(2,297)	(258,605)
Investor Shares	(2,884)	(211,182)
Short-Term Income Shares	(4,530)	(45,600)
Retail Shares	(12,122)	(144,388)
Pinnacle Shares	(148,059)	(564,834)
Advantage Shares	(383,791)	(837,847)
Xpress Shares	(26,568)	(57,253)

Total dividends to shareholders	(882,093)	(3,496,368)

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Institutional Shares	321,452,546	(73,984,519)
Institutional Service Shares	(98,603,691)	35,755,290
Investor Shares	11,973,641	(121,759,768)
Short-Term Income Shares	93,932,185	16,080,799
Retail Shares	(110,561,302)	(333,862,708)
Pinnacle Shares	17,059,878	(2,573,553)
Advantage Shares	(89,445,227)	(130,481,372)
Xpress Shares	(24,352,496)	10,989,746

Total capital share transactions	121,455,534	(599,836,085)

Total increase/(decrease)	121,529,207	(599,716,643)

NET ASSETS:
Beginning of period	4,058,747,775	4,658,464,418

End of period	$4,180,276,982	$4,058,747,775

UNDISTRIBUTED NET INVESTMENT INCOME	$-0-	$-0-

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio
Financial Highlights

	Six Months Ended September 30, 2010 (Unaudited)		Years Ended March 31,
:Institutional Shares			2010	2009	2008	2007	2006

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.001		0.003	0.024	0.048	0.051	0.036
Net realized and unrealized gain (loss) on investments	0.000		0.000	0.000	0.000	0.000	—

Total from investment operations	0.001		0.003	0.024	0.048	0.051	0.036

Less distributions from:
Dividends from net investment income	(0.001)		(0.003)	(0.024)	(0.048)	(0.051)	(0.036)
Net realized gain on investment	—		(0.000)	(0.000)	(0.000)	(0.000)	—

Total distribution	(0.001)		(0.003)	(0.024)	(0.048)	(0.051)	(0.036)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.07%	(a)	0.29%	2.46%	4.91%	5.19%	3.63%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$542,408		$221,078	$295,039	$751,532	$639,573	$372,721
Ratio to average net assets:
Net investment income	0.13%	(c)	0.26%	2.52%	4.78%	5.10%	3.66%
Expenses (net of fees waived) (b)	0.25%	(c)	0.25%	0.22%	0.20%	0.20%	0.20%
Management and administration fees waived	0.01%	(c)	0.01%	0.06%	0.02%	0.03%	0.06%
Transfer agency fees waived	0.01%	(c)	0.01%	0.01%	0.01%	—	0.02%
Expenses paid indirectly	—		—	0.00%	0.00%	0.00%	0.00%

	Six Months Ended September 30, 2010 (Unaudited)		Years Ended March 31,
:Institutional Service Shares			2010	2009	2008	2007	2006

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.001	0.022	0.046	0.048	0.033
Net realized and unrealized gain (loss) on investments	0.000		0.000	0.000	0.000	0.000	—

Total from investment operations	0.000		0.001	0.022	0.046	0.048	0.033

Less distributions from:
Dividends from net investment income	(0.000)		(0.001)	(0.022)	(0.046)	(0.048)	(0.033)
Net realized gain on investment	—		—	(0.000)	(0.000)	(0.000)	—

Total distribution	(0.000)		(0.001)	(0.022)	(0.046)	(0.048)	(0.033)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.12%	2.21%	4.65%	4.92%	3.36%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$136,874		$235,431	$199,697	$260,609	$267,865	$224,050
Ratio to average net assets:
Net investment income	0.00%	(c)	0.09%	2.31%	4.50%	4.83%	3.39%
Expenses (net of fees waived) (b)	0.37%	(c)	0.42%	0.47%	0.45%	0.45%	0.47%
Management and administration fees waived	0.01%	(c)	0.01%	0.06%	0.02%	0.03%	0.06%
Shareholder servicing fees waived	0.14%	(c)	0.09%	0.01%	0.01%	—	—
Transfer agency fees waived	—		—	—	—	—	0.01%
Expenses paid indirectly	—		—	0.00%	0.00%	0.00%	0.00%

(a)	Unannualized
(b)	Includes expense paid indirectly, if applicable.
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio Financial Highlights (Continued)

	Six Months Ended September 30, 2010 (Unaudited)		Years Ended March 31,			Commencement of Operations November 28, 2006 through March 31, 2007
:Investor Shares			2010	2009	2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.001	0.020	0.044	0.016
Net realized and unrealized gain (loss) on investments	0.000		0.000	0.000	0.000	0.000

Total from investment operations	0.000		0.001	0.020	0.044	0.016

Less distributions from:
Dividends from net investment income	(0.000)		(0.001)	(0.020)	(0.044)	(0.016)
Net realized gain on investment	—		—	(0.000)	(0.000)	(0.000)

Total distribution	(0.000)		(0.001)	(0.020)	(0.044)	(0.016)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.06%	2.01%	4.44%	1.62%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$227,958		$215,983	$337,701	$316,547	$151,947
Ratio to average net assets:
Net investment income	0.00%	(c)	0.07%	1.96%	4.25%	4.76%	(c)
Expenses (net of fees waived) (b)	0.38%	(c)	0.50%	0.68%	0.65%	0.65%	(c)
Management and administration fees waived	0.01%	(c)	0.01%	0.06%	0.02%	0.03%	(c)
Shareholder servicing and distribution fees waived	0.36%	(c)	0.24%	0.04%	0.04%	—
Transfer agency fees waived	—		—	—	—	0.03%	(c)
Expenses paid indirectly	—		—	0.00%	0.00%	0.00%	(c)

	Six Months Ended September 30, 2010 (Unaudited)		Years Ended March 31,			Commencement of Operations February 12, 2007 through March 31, 2007
:Short Term Income Shares			2010	2009	2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.000	0.017	0.041	0.006
Net realized and unrealized gain (loss) on investments	0.000		0.000	0.000	0.000	0.000

Total from investment operations	0.000		0.000	0.017	0.041	0.006

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.017)	(0.041)	(0.006)
Net realized gain on investment	—		—	(0.000)	(0.000)	(0.000)

Total distribution	(0.000)		(0.000)	(0.017)	(0.041)	(0.006)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.02%	1.71%	4.14%	0.59%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$372,206		$278,303	$262,237	$297,508	$57,097
Ratio to average net assets:
Net investment income	0.00%	(c)	0.02%	1.71%	3.92%	4.47%	(c)
Expenses (net of fees waived) (b)	0.38%	(c)	0.52%	0.96%	0.94%	0.94%	(c)
Management and administration fees waived	0.01%	(c)	0.01%	0.06%	0.02%	0.03%	(c)
Shareholder servicing and distribution fees waived	0.60%	(c)	0.47%	0.03%	0.01%	—
Expenses paid indirectly	—		—	0.00%	0.00%	0.00%	(c)

(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio Financial Highlights (Continued)

	Six Months Ended September 30, 2010 (Unaudited)		Years Ended March 31,			Commencement of Operations November 28, 2006 through March 31, 2007
:Retail Shares			2010	2009	2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.000	0.016	0.040	0.015
Net realized and unrealized gain (loss) on investments	0.000		0.000	0.000	0.000	0.000

Total from investment operations	0.000		0.000	0.016	0.040	0.015

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.016)	(0.040)	(0.015)
Net realized gain on investment	—		—	(0.000)	(0.000)	(0.000)

Total distribution	(0.000)		(0.000)	(0.016)	(0.040)	(0.015)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.01%	1.65%	4.08%	1.49%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$940,528		$1,051,014	$1,384,774	$1,439,855	$897,904
Ratio to average net assets:
Net investment income	0.00%	(c)	0.01%	1.64%	3.95%	4.39%	(c)
Expenses (net of fees waived) (b)	0.38%	(c)	0.55%	1.02%	1.00%	1.00%	(c)
Management and administration fees waived	0.01%	(c)	0.01%	0.06%	0.02%	0.03%	(c)
Shareholder servicing and distribution fees waived	0.81%	(c)	0.65%	0.14%	0.14%	0.10%	(c)
Transfer agency fees waived	—		—	—	—	0.03%	(c)
Expenses paid indirectly	—		—	0.00%	0.00%	0.00%	(c)

	Six Months Ended September 30, 2010 (Unaudited)		Years Ended March 31,
:Pinnacle Shares			2010	2009	2008	2007	2006

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.001		0.003	0.024	0.048	0.051	0.036
Net realized and unrealized gain (loss) on investments	0.000		0.000	0.000	0.000	0.000	—

Total from investment operations	0.001		0.003	0.024	0.048	0.051	0.036

Less distributions from:
Dividends from net investment income	(0.001)		(0.003)	(0.024)	(0.048)	(0.051)	(0.036)
Net realized gain on investment	—		—	(0.000)	(0.000)	(0.000)	—

Total distribution	(0.001)		(0.003)	(0.024)	(0.048)	(0.051)	(0.036)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.07%	(a)	0.29%	2.46%	4.91%	5.19%	3.63%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$217,427		$200,368	$202,946	$178,213	$171,028	$134,682
Ratio to average net assets:
Net investment income	0.13%	(c)	0.29%	2.40%	4.79%	5.08%	3.66%
Expenses (net of fees waived) (b)	0.25%	(c)	0.25%	0.23%	0.02%	0.20%	0.20%
Management and administration fees waived	0.01%	(c)	0.01%	0.06%	0.02%	0.03%	0.06%
Transfer agency fees waived	0.01%	(c)	0.01%	0.01%	0.01%	—	0.02%
Expenses paid indirectly	—		—	0.00%	0.00%	0.00%	0.00%

(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio Financial Highlights (Continued)

	Six Months Ended September 30, 2010 (Unaudited)		Years Ended March 31,			Commencement of Operations November 1, 2006 through March 31, 2007
:Advantage Shares			2010	2009	2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.001	0.016	0.040	0.018
Net realized and unrealized gain (loss) on investments	0.000		0.000	0.000	0.000	0.000

Total from investment operations	0.000		0.001	0.016	0.040	0.018

Less distributions from:
Dividends from net investment income	(0.000)		(0.001)	(0.016)	(0.040)	(0.018)
Net realized gain on investment	—		—	(0.000)	(0.000)	(0.000)

Total distribution	(0.000)		(0.001)	(0.016)	(0.040)	(0.018)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.03%	(a)	0.05%	1.63%	4.06%	1.81%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$1,485,065		$1,574,427	$1,704,903	$3,451,676	$3,113,588
Ratio to average net assets:
Net investment income	0.05%	(c)	0.05%	1.70%	3.95%	4.35%	(c)
Expenses (net of fees waived) (b)	0.33%	(c)	0.49%	1.04%	1.02%	1.02%	(c)
Management and administration fees waived	0.01%	(c)	0.01%	0.06%	0.02%	0.03%	(c)
Shareholder servicing and distribution fees waived	0.91%	(c)	0.75%	0.17%	0.17%	0.16%	(c)
Expenses paid indirectly	—		—	0.00%	0.00%	0.00%	(c)

	Six Months Ended September 30, 2010 (Unaudited)		Years Ended March 31,		Commencement of Operations June 30, 2007 through March 31, 2008
:Xpress Shares			2010	2009

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.000	0.014	0.028
Net realized and unrealized gain (loss) on investments	0.000		0.000	0.000	0.000

Total from investment operations	0.000		0.000	0.014	0.028

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.014)	(0.028)
Net realized gain on investment	—		—	(0.000)	(0.000)

Total distribution	(0.000)		(0.000)	(0.014)	(0.028)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	(a)	0.02%	1.40%	2.88%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$257,810		$282,144	$271,167	$272,213
Ratio to average net assets:
Net investment income	0.02%	(c)	0.02%	1.40%	3.82%	(c)
Expenses (net of fees waived) (b)	0.36%	(c)	0.53%	1.27%	1.25%	(c)
Management and administration fees waived	0.01%	(c)	0.01%	0.06%	0.02%	(c)
Shareholder servicing and distribution fees waived	0.88%	(c)	0.71%	0.00%	—
Expenses paid indirectly	—		—	0.00%	0.00%	(c)

(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Treasury Portfolio
Expense Chart For The Six Months Ended September 30, 2010 (Unaudited)

As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2010 through September 30, 2010.

:	Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

:	Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Institutional Class Shares (“Institutional Shares”) & Pinnacle Class Shares (“Pinnacle Shares”)	Beginning Account Value 04/01/10	Ending Account Value 09/30/10	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.15	0.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.92	$1.17	0.23%

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 04/01/10	Ending Account Value 09/30/10	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.15	0.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.92	$1.17	0.23%

Investor Class Shares (“Investor Shares”)	Beginning Account Value 04/01/10	Ending Account Value 09/30/10	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.15	0.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.92	$1.17	0.23%

Short Term Income Class Shares (“Short Term Income Shares”)	Beginning Account Value 04/01/10	Ending Account Value 09/30/10	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.15	0.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.92	$1.17	0.23%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 04/01/10	Ending Account Value 09/30/10	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.15	0.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.92	$1.17	0.23%

*	Expenses are equal to the Portfolio’s annualized expense ratios multiplied by the average account value over the period (April 1, 2010 through September 30, 2010), multiplied by 183/365 (to reflect the most recent fiscal half-year).

Daily Income Fund U.S. Treasury Portfolio
Schedule of Investments September 30, 2010 (Unaudited)

Face Amount		Maturity Date	Interest Rate	Value (Note 1)
REPURCHASE AGREEMENTS (48.71%)

$85,000,000	BNP Paribas, purchased on 09/30/10, repurchase proceeds at maturity $85,000,425 (Collateralized by $170,099,182, GNMA, 3.500% to 7.000%, due 05/15/25 to 09/15/40, value $86,700,001)	10/01/10	0.18%	$85,000,000

112,000,000	Banc of America Securities, LLC, purchased on 09/30/10, repurchase proceeds at maturity $112,000,716 (Collateralized by $1,615,612,893, GNMA, 0.020% to 8.050%, due 11/16/17 to 02/16/50, value $114,240,000)	10/01/10	0.23	112,000,000

123,000,000	Bank of New York Mellon, purchased on 09/30/10, repurchase proceeds at maturity $123,000,888 (Collateralized by $144,481,647, GNMA, 3.500% to 6.500%, due 09/15/19 to 09/20/40, value $125,460,000)	10/01/10	0.26	123,000,000

180,000,000	Goldman Sachs, purchased on 09/30/10, repurchase proceeds at maturity $180,001,050 (Collateralized by $195,534,590, GNMA 0.709% to 5.000%, due 12/20/39 to 09/16/40, value $183,600,001)	10/01/10	0.21	180,000,000

65,000,000	JPMorgan Chase & Co., purchased on 09/30/10, repurchase proceeds at maturity $65,000,469 (Collateralized by $119,002,463 GNMA, 3.500% to 12.500%, due 01/20/15 to 10/15/45, value $66,302,062)	10/01/10	0.26	65,000,000

565,000,000	Total Repurchase Agreements			565,000,000

U.S. GOVERNMENT OBLIGATIONS (51.23%)

$150,000,000	U.S. Treasury Bill	10/07/10	0.04%	$149,999,000

100,000,000	U.S. Treasury Bill	10/07/10	0.06	99,999,084

50,000,000	U.S. Treasury Bill	10/07/10	0.11	49,999,083

15,000,000	U.S. Treasury Bill	10/21/10	0.23	14,998,125

50,000,000	U.S. Treasury Bill	11/18/10	0.25	49,983,333

25,000,000	U.S. Treasury Bill	11/26/10	0.23	24,991,250

65,000,000	U.S. Treasury Bill	02/10/11	0.36	64,923,550

19,000,000	U.S. Treasury Bill	09/22/11	0.25	18,953,498

15,000,000	U.S. Treasury Bill	09/22/11	0.24	14,963,658

50,000,000	U.S. Treasury Note	02/28/11	0.28	50,121,872

30,000,000	U.S. Treasury Note	06/30/11	0.30	30,183,638

25,000,000	U.S. Treasury Note	07/31/11	0.31	25,143,441

594,000,000	Total U.S. Government Obligations			594,259,532

	Total Investments (99.94%) (cost $1,159,259,532†)			$1,159,259,532
	Cash and Other Assets, net of Liabilities (0.06%)			727,526

	Net Assets (100.00%)			$1,159,987,058

	†Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

KEY

GNMA	= Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Treasury Portfolio
Schedule of Investments September 30, 2010 (Unaudited) (Continued)

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$879,995,292	75.91%
31 through 60 Days	74,974,583	6.47
61 through 90 Days	—	0.00
91 through 120 Days	—	0.00
121 through 180 Days	115,045,422	9.92
Over 180 Days	89,244,235	7.70
Total	$1,159,259,532	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Treasury Portfolio
Statement of Assets and Liabilities September 30, 2010 (Unaudited)

:Assets
Investments in securities, at amortized cost (Note 1)	$594,259,532
Repurchase agreements	565,000,000
Cash	707,683
Accrued interest receivable	168,425
Prepaid expenses	62,505

Total assets	1,160,198,145

:Liabilities
Payable to affiliates (Note 2)	112,818
Accrued expenses	96,957
Dividends payable	1,312

Total liabilities	211,087

Net assets	$1,159,987,058

:Source of Net Assets
Net capital paid in on shares of capital stock (Note 5)	$1,159,978,978
Accumulated net realized gains	8,080

Net assets	$1,159,987,058

NET ASSET VALUE, PER SHARE (NOTE 5):

Class Name	Net Assets	Shares Outstanding	Net Assets Value
Institutional Shares	$517,567,612	517,554,480	$1.00
Institutional Service Shares	$237,480,391	237,474,366	$1.00
Investor Shares	$198,974,508	198,969,460	$1.00
Short Term Income Shares	$167,883,839	167,879,579	$1.00
Retail Class Shares	$18,421,260	18,420,793	$1.00
Pinnacle Shares	$19,659,448	19,658,949	$1.00

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Treasury Portfolio
Statement of Operations Six Months Ended September 30, 2010 (Unaudited)

:Investment Income
INCOME:
Interest	$1,308,800

EXPENSES: (NOTE 2)
Investment management fee	670,729
Administration fee	279,471
Shareholder servicing fee (Institutional Service Shares)	312,579
Shareholder servicing fee (Investor Shares)	261,407
Shareholder servicing fee (Short Term Income Shares)	231,672
Shareholder servicing fee (Retail Shares)	25,200
Distribution fee (Investor Shares)	209,126
Distribution fee (Short Term Income Shares)	417,009
Distribution fee (Retail Shares)	65,520
Custodian expenses	31,759
Shareholder servicing and related shareholder expenses+	247,816
Legal, compliance and filing fees	128,588
Audit and accounting	88,733
Trustees’ fees and expenses	53,178
Other expenses	21,574

Total expenses	3,044,361
Less: Fees waived (Note 2)	(1,752,817)

Net expenses	1,291,544

Net investment income	17,256

:Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	8,080

Increase in net assets from operations	$25,336

+	Includes class specific transfer agency expenses of $45,516, $25,443, $53,003, $50,187, $5,018 and $3,840 for the Institutional, Institutional Service, Investor, Short Term Income, Retail Shares and Pinnacle Shares, respectively.

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Treasury Portfolio
Statements of Changes in Net Assets September 30, 2010

	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

:Increase (Decrease) in Net Assets from:
OPERATIONS:
Net investment income	$17,256	$466,529
Net realized gain (loss) on investments	8,080	5,017

Increase in net assets from operations	25,336	471,546

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Institutional Shares	(8,385)	(398,770)
Institutional Service Shares	(3,075)	(12,619)
Investor Shares	(2,571)	(5,285)
Short Term Income Shares	(2,284)	(4,608)
Retail Shares	(245)	(374)
Pinnacle Shares	(696)	(44,873)

Total dividends to shareholders	(17,256)	(466,529)

DIVIDENDS TO SHAREHOLDER FROM REALIZED GAINS ON INVESTMENTS:
Institutional Shares	(1,846)	-0-
Institutional Service Shares	(1,102)	-0-
Investor Shares	(955)	-0-
Short Term Income Shares	(829)	-0-
Retail Shares	(85)	-0-
Pinnacle Shares	(200)	-0-

Total dividends to shareholders	(5,017)	-0-

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Institutional Shares	17,898,806	(27,282,193)
Institutional Service Shares	(14,446,404)	18,654,659
Investor Shares	545,258	(14,278,070)
Short Term Income Shares	(23,963,758)	3,708,206
Retail Shares	(4,827,412)	12,838,937
Pinnacle Shares	(24,689,038)	(31,297,131)

Total capital share transactions	(49,482,548)	(37,655,592)

Total increase/(decrease)	(49,479,485)	(37,650,575)

NET ASSETS:
Beginning of period	1,209,466,543	1,247,117,118

End of period	$1,159,987,058	$1,209,466,543

UNDISTRIBUTED NET INVESTMENT INCOME	$-0-	$-0-

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Treasury Portfolio
Financial Highlights

	Six Months Ended September 30, 2010 (Unaudited)		Years Ended March 31,
:Institutional Shares			2010	2009	2008	2007	2006

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.001	0.010	0.041	0.049	0.034
Net realized and unrealized gain (loss) on investments	—		—	—	—	—	0.000

Total from investment operations	0.000		0.001	0.010	0.041	0.049	0.034

Less distributions from:
Dividends from net investment income	(0.000)		(0.001)	(0.010)	(0.041)	(0.049)	(0.034)
Net realized gain on investment	—		—	—	—	—	(0.000)

Total distribution	(0.000)		(0.001)	(0.010)	(0.041)	(0.049)	(0.034)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.07%	0.97%	4.18%	5.02%	3.48%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$517,568		$499,667	$526,947	$544,746	$590,254	$829,714
Ratio to average net assets:
Net investment income	0.00%	(c)	0.08%	0.93%	4.17%	4.89%	3.51%
Expenses (net of fees waived) (b)	0.23%	(c)	0.21%	0.23%	0.20%	0.20%	0.20%
Management and administration fees waived	0.01%	(c)	0.06%	0.03%	0.03%	0.03%	0.05%
Transfer agency fees waived	0.02%	(c)	0.01%	—	—	—	—
Expenses paid indirectly	—		—	0.00%	0.00%	0.00%	0.00%

	Six Months Ended September 30, 2010 (Unaudited)		Years Ended March 31,
:Institutional Service Shares			2010	2009	2008	2007	2006

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.000	0.007	0.039	0.047	0.032
Net realized and unrealized gain (loss) on investments	—		—	—	—	—	0.000

Total from investment operations	0.000		0.000	0.007	0.039	0.047	0.032

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.007)	(0.039)	(0.047)	(0.032)
Net realized gain on investment	—		—	—	—	—	(0.000)

Total distribution	(0.000)		(0.000)	(0.007)	(0.039)	(0.047)	(0.032)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.01%	0.75%	3.92%	4.76%	3.22%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$237,480		$251,926	$233,270	$331,209	$248,962	$304,168
Ratio to average net assets:
Net investment income	0.00%	(c)	0.01%	0.83%	3.76%	4.65%	3.17%
Expenses (net of fees waived) (b)	0.23%	(c)	0.26%	0.44%	0.45%	0.45%	0.45%
Management and administration fees waived	0.01%	(c)	0.06%	0.03%	0.03%	0.03%	0.05%
Shareholder servicing fees waived	0.25%	(c)	0.19%	0.03%	—	—	—
Transfer agency fees waived	0.02%	(c)	0.01%	—	—	—	—
Expenses paid indirectly	—		—	0.00%	0.00%	0.00%	0.00%

(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Treasury Portfolio Financial Highlights (Continued)

	Six Months Ended September 30, 2010 (Unaudited)		Years Ended March 31,			Commencement of Operations February 21, 2007 through March 31, 2007
:Investor Shares			2010	2009	2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.000	0.006	0.037	0.005
Net realized and unrealized gain (loss) on investments	—		—	—	—	—

Total from investment operations	0.000		0.000	0.006	0.037	0.005

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.006)	(0.037)	(0.005)
Net realized gain on investment	—		—	—	—	—

Total distribution	(0.000)		(0.000)	(0.006)	(0.037)	(0.005)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.00%	0.65%	3.73%	0.50%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$198,975		$198,429	$212,706	$270,279	$134,911
Ratio to average net assets:
Net investment income	0.00%	(c)	0.00%	0.68%	3.51%	4.62%	(c)
Expenses (net of fees waived) (b)	0.23%	(c)	0.27%	0.55%	0.63%	0.63%	(c)
Management and administration fees waived	0.01%	(c)	0.06%	0.03%	0.03%	0.03%	(c)
Shareholder servicing and distribution fees waived	0.45%	(c)	0.40%	0.15%	0.05%	0.05%	(c)
Transfer agency fees waived	0.05%	(c)	0.03%	—	—	—
Expenses paid indirectly	—		—	0.00%	0.00%	0.00%	(c)

	Six Months Ended September 30, 2010 (Unaudited)		Years Ended March 31,			Commencement of Operations November 2, 2006 through March 31, 2007
:Short Term Income Shares			2010	2009	2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.000	0.005	0.034	0.018
Net realized and unrealized gain (loss) on investments	—		—	—	—	—

Total from investment operations	0.000		0.000	0.005	0.034	0.018

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.005)	(0.034)	(0.018)
Net realized gain on investment	—		—	—	—	—

Total distribution	(0.000)		(0.000)	(0.005)	(0.034)	(0.018)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.00%	0.51%	3.46%	1.80%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$167,884		$191,847	$188,138	$174,840	$22,663
Ratio to average net assets:
Net investment income	0.00%	(c)	0.00%	0.54%	3.03%	4.32%	(c)
Expenses (net of fees waived) (b)	0.23%	(c)	0.27%	0.70%	0.90%	0.90%	(c)
Management and administration fees waived	0.01%	(c)	0.06%	0.03%	0.03%	0.03%	(c)
Shareholder servicing and distribution fees waived	0.70%	(c)	0.65%	0.26%	0.03%	0.03%	(c)
Transfer agency fees waived	0.05%	(c)	0.03%	—	—	—
Expenses paid indirectly	—		—	0.00%	0.00%	0.00%	(c)

(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Treasury Portfolio Financial Highlights (Continued)

	Six Months Ended September 30, 2010 (Unaudited)		Years Ended March 31,			Commencement of Operations December 12, 2006 through March 31, 2007
:Retail Shares			2010	2009	2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.000	0.005	0.033	0.013
Net realized and unrealized gain (loss) on investments	—		—	—	—	—

Total from investment operations	0.000		0.000	0.005	0.033	0.013

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.005)	(0.033)	(0.013)
Net realized gain on investment	—		—	—	—	—

Total distribution	(0.000)		(0.000)	(0.005)	(0.033)	(0.013)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.00%	0.46%	3.36%	1.28%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$18,421		$23,249	$10,410	$20,976	$371
Ratio to average net assets:
Net investment income	0.00%	(c)	0.00%	0.46%	1.90%	4.22%	(c)
Expenses (net of fees waived) (b)	0.23%	(c)	0.25%	0.73%	0.99%	1.00%	(c)
Management and administration fees waived	0.01%	(c)	0.06%	0.03%	0.03%	0.03%	(c)
Shareholder servicing and distribution fees waived	0.90%	(c)	0.87%	0.44%	0.14%	0.10%	(c)
Transfer agency fees waived	0.05%	(c)	0.02%	—	—	0.03%	(c)
Expenses paid indirectly	—		—	0.00%	0.00%	0.00%	(c)

	Six Months Ended September 30, 2010 (Unaudited)		Years Ended March 31,
:Pinnacle Shares			2010	2009	2008	2007	2006

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.001	0.010	0.041	0.049	0.034
Net realized and unrealized gain (loss) on investments	—		—	—	—	—	0.000

Total from investment operations	0.000		0.001	0.010	0.041	0.049	0.034

Less distributions from:
Dividends from net investment income	0.000		(0.001)	(0.010)	(0.041)	(0.049)	(0.034)
Net realized gain on investment	—		—	—	—	—	(0.000)

Total distribution	(0.000)		(0.001)	(0.010)	(0.041)	(0.049)	(0.034)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.07%	0.97%	4.18%	5.02%	3.48%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$19,659		$44,349	$75,646	$70,632	$39,628	$28,505
Ratio to average net assets:
Net investment income	0.00%	(c)	0.08%	0.92%	3.89%	4.93%	3.51%
Expenses (net of fees waived) (b)	0.23%	(c)	0.21%	0.23%	0.20%	0.20%	0.20%
Management and administration fees waived	0.01%	(c)	0.06%	0.03%	0.03%	0.03%	0.05%
Transfer agency fees waived	0.02%	(c)	0.01%	—	—	—	—
Expenses paid indirectly	—		—	0.00%	0.00%	0.00%	0.00%

(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio Expense Chart For The Six Months Ended September 30, 2010 (Unaudited)

As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2010 through September 30, 2010.

:	Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

:	Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional coasts, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 04/01/10	Ending Account Value 09/30/10	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.20	$1.25	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.82	$1.27	0.25%

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 04/01/10	Ending Account Value 09/30/10	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.40	0.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	$1.42	0.28%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 04/01/10	Ending Account Value 09/30/10	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.40	0.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	$1.42	0.28%

Advantage Government Liquidity Fund (“Advantage Shares”)	Beginning Account Value 04/01/10	Ending Account Value 09/30/10	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.35	0.27%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.71	$1.37	0.27%

*	Expenses are equal to the Portfolio’s annualized expense ratios multiplied by the average account value over the period (April 1, 2010 through September 30, 2010), multiplied by 183/365 (to reflect the most recent fiscal half-year).

Daily Income Fund U.S. Government Portfolio Schedule of Investments September 30, 2010 (Unaudited)

Face Amount		Maturity Date	Interest Rate	Value (Note 1)

ASSET BACK COMMERCIAL PAPER (10.38%)

$30,000,000	Straight-A-Funding LLC	10/05/10	0.35%	$29,998,833

60,000,000	Straight-A-Funding LLC	10/27/10	0.31	59,986,567

30,000,000	Straight-A-Funding LLC	11/19/10	0.24	29,990,200

120,000,000	Total Asset Back Commercial Paper			119,975,600

FLOATING RATE SECURITIES (16.25%)

$25,000,000	Federal Agricultural Mortgage Corporation	01/25/11	0.22%	$25,000,000

50,000,000	Federal Agricultural Mortgage Corporation	04/19/11	0.24	50,000,000

50,000,000	Federal Agricultural Mortgage Corporation	06/20/11	0.36	50,000,000

30,000,000	Federal Agricultural Mortgage Corporation	08/01/11	0.34	30,000,000

2,810,117	Overseas Private Investment Corporation	01/20/11	0.85	2,810,117

30,000,000	Overseas Private Investment Corporation	12/15/19	0.23	30,000,000

187,810,117	Total Floating Rate Securities			187,810,117

LOAN PARTICIPATIONS (4.76%)

$25,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	10/19/10	0.40%	$25,000,000

15,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	01/07/11	0.45	15,000,000

15,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	01/10/11	0.45	15,000,000

55,000,000	Total Loan Participations			55,000,000

REPURCHASE AGREEMENTS (38.06%)

$150,000,000	Annaly Capital Management, Inc., purchased on 09/30/10, repurchase proceeds at maturity $150,001,708 (Collateralized by $370,245,427, GNMA, 0.807% to 7.000%, due 04/01/32 to 08/01/47, value $157,500,000)	10/01/10	0.41%	$150,000,000

25,000,000	BNP Paribas, purchased on 09/30/10, repurchase proceeds at maturity $25,000,125 (Collateralized by $82,066,983, GNMA, 4.000% to 8.500%, due 05/15/22 to 09/15/40, value $25,500,000)	10/01/10	0.18	25,000,000

15,000,000	Banc of America Securities, LLC, purchased on 09/30/10, repurchase proceeds at maturity $15,000,096 (Collateralized by $14,600,070, GNMA, 4.000%, due 09/15/40 to 09/20/40, value $15,300,000)	10/01/10	0.23	15,000,000

5,000,000	Bank of New York Mellon, purchased on 09/30/10, repurchase proceeds at maturity $5,000,036 (Collateralized by $4,756,475, GNMA, 5.000%, due 09/20/40, value $5,100,001)	10/01/10	0.26	5,000,000

150,000,000	Bank of New York Mellon, purchased on 09/30/10, repurchase proceeds at maturity $150,001,500 (Collateralized by $251,731,480, FHLMC, 4.000% to 6.000%, due 11/01/12 to 09/01/40, value $56,773,868, FNMA, 3.500% to 6.500%, 09/01/13 to 09/01/40, value $96,120,312, GNMA, 5.000% to 6.500%, due 10/15/31 to 01/20/38, value $105,889)	10/01/10	0.36	150,000,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio Schedule of Investments September 30, 2010 (Unaudited) (Continued)

Face Amount		Maturity Date	Interest Rate	Value (Note 1)

REPURCHASE AGREEMENTS (CONTINUED)

$45,000,000	JPMorgan Chase & Co., purchased on 09/30/10, repurchase proceeds at maturity $45,000,325 (Collateralized by $83,130,853 GNMA, 3.375% to 8.000%, due 12/20/17 to 09/15/45, value $45,902,555)	10/01/10	0.26%	$45,000,000

50,000,000	UBS Securities, LLC, purchased on 09/30/10, repurchase proceeds at maturity $50,000,319 (Collateralized by $55,987,000, FNMA, 0.000%, due 07/15/15 to 04/15/17, value $51,000,142)	10/01/10	0.23	50,000,000

440,000,000	Total Repurchase Agreements			440,000,000

U.S. GOVERNMENT AGENCY DISCOUNT NOTES (19.76%)

$500,000	Federal Agricultural Mortgage Corporation	06/22/11	0.26%	$499,047

5,000,000	Federal Home Loan Bank	11/19/10	0.29	4,998,026

10,000,000	Federal Home Loan Bank	11/26/10	0.29	9,995,567

930,000	Federal Home Loan Bank	09/01/11	0.30	927,404

30,000,000	Federal Home Loan Mortgage Corporation	10/04/10	0.28	29,999,300

10,000,000	Federal Home Loan Mortgage Corporation	10/27/10	0.28	9,997,978

10,000,000	Federal Home Loan Mortgage Corporation	10/27/10	0.27	9,998,050

6,250,000	Federal Home Loan Mortgage Corporation	11/01/10	0.28	6,248,493

1,200,000	Federal Home Loan Mortgage Corporation	01/11/11	0.25	1,199,150

20,000,000	Federal Home Loan Mortgage Corporation	03/08/11	0.28	19,975,422

19,825,000	Federal Home Loan Mortgage Corporation	05/03/11	0.32	19,787,288

15,000,000	Federal Home Loan Mortgage Corporation	05/25/11	0.25	14,975,417

26,200,000	Federal Home Loan Mortgage Corporation	06/21/11	0.26	26,150,234

20,000,000	Federal Home Loan Mortgage Corporation	06/29/11	0.26	19,960,856

20,000,000	Federal National Mortgage Association	10/01/10	0.28	20,000,000

8,805,000	Federal National Mortgage Association	12/01/10	0.29	8,800,673

25,000,000	Federal National Mortgage Association	04/18/11	0.33	24,954,396

228,710,000	Total U.S. Government Agency Discount Notes			228,467,301

U.S. GOVERNMENT AGENCY MEDIUM TERM NOTES (10.77%)

$10,000,000	Federal Home Loan Bank	10/29/10	0.30%	$9,999,740

10,000,000	Federal Home Loan Bank	10/29/10	0.31	9,999,724

41,500,000	Federal Home Loan Bank	12/30/10	0.39	41,501,023

10,000,000	Federal Home Loan Bank	01/13/11	0.26	9,999,939

22,300,000	Federal Home Loan Bank	01/20/11	0.37	22,332,796

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio Schedule of Investments September 30, 2010 (Unaudited) (Continued)

Face Amount		Maturity Date	Interest Rate	Value (Note 1)

U.S. GOVERNMENT AGENCY MEDIUM TERM NOTES (CONTINUED)

$10,000,000	Federal Home Loan Bank	09/09/11	0.31%	$10,439,060

20,000,000	Federal Home Loan Mortgage Corporation	02/25/11	0.24	20,240,502

123,800,000	Total U.S. Government Agency Medium Term Notes			124,512,784

	Total Investments (99.98%) (cost $1,155,765,802†)			$1,155,765,802
	Cash and Other Assets, net of Liabilities (0.02%)			243,552

	Net Assets (100.00%)			$1,156,009,354

	†Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

KEY

FHLMC	= Federal Home Loan Mortgage Corporation
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$832,790,310	72.06%
31 through 60 Days	51,232,286	4.43
61 through 90 Days	8,800,673	0.76
91 through 120 Days	105,032,908	9.09
121 through 180 Days	40,215,924	3.48
Over 180 Days	117,693,701	10.18
Total	$1,155,765,802	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio Statement of Assets and Liabilities September 30, 2010 (Unaudited)

:Assets
Investments in securities, at amortized cost (Note 1)	$755,765,802
Repurchase agreements	400,000,000
Cash	277,893
Accrued interest receivable	304,074
Prepaid expenses	18,620

Total assets	1,156,366,389

:Liabilities
Payable to affiliates (Note 2)	207,123
Accrued expenses	144,692
Dividends payable	5,220

Total liabilities	357,035

Net assets	$1,156,009,354

:Source of Net Assets
Net capital paid in on shares of capital stock (Note 5)	$1,156,083,740
Accumulated net realized loss	(74,386)

Net assets	$1,156,009,354

NET ASSET VALUE, PER SHARE (NOTE 5):

Class Name	Net Assets	Shares Outstanding	Net Assets Value
Institutional Shares	$63,624,063	63,630,279	$1.00
Institutional Service Shares	$68,805,107	68,811,829	$1.00
Retail Shares	$173,237,151	173,254,077	$1.00
Advantage Shares	$850,343,033	850,426,111	$1.00

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio Statement of Operations For The Six Months Ended September 30, 2010 (Unaudited)

:Investment Income
INCOME:
Interest	$1,751,299

EXPENSES: (NOTE 2)
Investment management fee	738,490
Administration fee	307,704
Shareholder servicing fee (Institutional Service Shares)	88,548
Shareholder servicing fee (Retail Shares)	238,493
Shareholder servicing fee (Advantage Shares)	1,112,503
Distribution fee (Retail Shares)	620,081
Distribution fee (Advantage Shares)	3,337,510
Custodian expenses	36,614
Shareholder servicing and related shareholder expenses+	142,582
Legal, compliance and filing fees	138,849
Audit and accounting	84,135
Trustees’ fees and expenses	58,679
Other expenses	20,221

Total expenses	6,924,409
Less: Fees waived (Note 2)	(5,235,399)

Net expenses	1,689,010

Net investment income	62,289

:Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	5,041

Increase in net assets from operations	$67,330

+	Includes class specific transfer agency expenses of $8,394, $7,526 and $49,179 for the Institutional, Institutional Service and Retail Shares respectively.

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio Statements of Changes in Net Assets

	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

:Increase (Decrease) in Net Assets from
OPERATIONS:
Net investment income	$62,289	$309,530
Net realized gain (loss) on investments	5,041	-0-

Increase in net assets from operations	67,330	309,530

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Institutional Shares	(13,370)	(162,903)
Institutional Service Shares	(924)	(1,382)
Retail Shares	(2,450)	(13,465)
Advantage Shares	(45,545)	(174,264)

Total dividends to shareholders	(62,289)	(352,014)

DIVIDENDS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
Institutional Shares	-0-	-0-
Institutional Service Shares	-0-	-0-
Retail Shares	-0-	-0-
Advantage Shares	-0-	-0-

Total dividends to shareholders	-0-	-0-

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Institutional Shares	(26,884,599)	90,514,878
Institutional Service Shares	(4,577,942)	(4,829,541)
Retail Shares	(15,832,648)	(19,838,463)
Advantage Shares	(16,745,153)	(103,201,028)
Net asset value of shares issued in connection with merger with Sentinel into Institutional Service Shares class (Note 6)		77,936,369

Total capital share transactions	(64,040,342)	40,582,215

Total increase/(decrease)	(64,035,301)	40,539,731

NET ASSETS:
Beginning of period	1,220,044,655	1,179,504,924

End of period	$1,156,009,354	$1,220,044,655

UNDISTRIBUTED NET INVESTMENT INCOME	$-0-	$4,987

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio Financial Highlights

:Institutional Shares	Six Months Ended September 30, 2010 (Unaudited)		For the period May 5, 2009 through March 31, 2010		For the period April 1, 2008 through December 11, 2008		Year Ended March 31, 2008	Commencement of Operations October 30, 2006 through March 31, 2007

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.002		0.012		0.045	0.009
Net realized and unrealized gain (loss) on investments	—		—		(0.000)		(0.000)	0.000

Total from investment operations	0.000		0.002		0.012		0.045	0.009

Less distributions from:
Dividends from net investment income	(0.000)		(0.002)		(0.012)		(0.045)	(0.009)
Net realized gain on investment	—		—		—		—	—

Total distribution	(0.000)		(0.002)		(0.012)		(0.045)	(0.009)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00

TOTAL RETURN	0.02%	(a)	0.17%	(a)	1.24%	(a)	4.54%	0.88%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$63,624		$90,506		$-0-		$10	$10
Ratio to average net assets:
Net investment income	0.03%	(b)	0.17%	(b)	1.76%	(b)	4.44%	5.10%	(b)
Expenses (net of fees waived)	0.25%	(b)	0.25%	(b)	0.25%	(b)	0.21%	0.20%	(b)
Management and administration fees waived	0.01%	(b)	0.02%	(b)	0.05%	(b)	0.09%	0.16%	(b)

	Six Months Ended September 30, 2010 (Unaudited)		Years Ended March 31,			Commencement of Operations March 19, 2007 through March 31, 2007
:Institutional Service Shares			2010	2009	2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.001	0.012	0.042	0.002
Net realized and unrealized gain (loss) on investments	—		—	(0.000)	(0.000)	0.000

Total from investment operations	0.000		0.001	0.012	0.042	0.002

Less distributions from:
Dividends from net investment income	(0.000)		(0.001)	(0.012)	(0.042)	(0.002)
Net realized gain on investment	—		—	—	—	—

Total distribution	(0.000)		(0.001)	(0.012)	(0.042)	(0.002)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.09%	1.23%	4.31%	0.17%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$68,805		$73,383	$283	$336	$10
Ratio to average net assets:
Net investment income	0.00%	(b)	0.00%	1.35%	3.82%	4.85%	(b)
Expenses (net of fees waived)	0.28%	(b)	0.30%	0.47%	0.45%	0.45%	(b)
Management and administration fees waived	0.01%	(b)	0.02%	0.05%	0.09%	0.16%	(b)
Shareholder servicing fees waived	0.22%	(b)	0.20%	—	—	—
Transfer agency fees waived	0.00%	(b)	—	—	—	—

(a)	Unannualized
(b)	Annualized

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio Financial Highlights (Continued)

	Six Months Ended September 30, 2010 (Unaudited)		Years Ended March 31,			Commencement of Operations December 12, 2006 through March 31, 2007
:Retail Shares			2010	2009	2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.000	0.007	0.037	0.013
Net realized and unrealized gain (loss) on investments	—		—	(0.000)	(0.000)	0.000

Total from investment operations	0.000		0.000	0.007	0.037	0.013

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.007)	(0.037)	(0.013)
Net realized gain on investment	—		—	—	—	(0.000)

Total distribution	(0.000)		(0.000)	(0.007)	(0.037)	(0.013)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.01%	0.71%	3.73%	1.30%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$173,237		$189,069	$208,912	$159,269	$57,051
Ratio to average net assets:
Net investment income	0.00%	(b)	0.00%	0.60%	3.38%	4.29%	(b)
Expenses (net of fees waived)	0.28%	(b)	0.48%	0.99%	1.00%	1.00%	(b)
Management and administration fees waived	0.01%	(b)	0.02%	0.05%	0.09%	0.16%	(b)
Shareholder servicing & distribution fees waived	0.89%	(b)	0.70%	0.17%	0.13%	0.10%	(b)
Transfer agency fees waived	0.01%	(b)	0.00%	—	—	0.03%	(b)

	Six Months Ended September 30, 2010 (Unaudited)		Years Ended March 31,			Commencement of Operations November 2, 2006 through March 31, 2007
:Advantage Shares			2010	2009	2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.000	0.007	0.036	0.018
Net realized and unrealized gain (loss) on investments	—		—	(0.000)	(0.000)	0.000

Total from investment operations	0.000		0.000	0.007	0.036	0.018

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.007)	(0.036)	(0.018)
Net realized gain on investment	—		—	—	—	(0.000)

Total distribution	(0.000)		(0.000)	(0.007)	(0.036)	(0.018)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	(a)	0.02%	0.70%	3.71%	1.77%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$850,343		$867,087	$970,310	$662,379	$193,827
Ratio to average net assets:
Net investment income	0.01%	(b)	0.01%	0.66%	3.37%	4.26%	(b)
Expenses (net of fees waived)	0.27%	(b)	0.47%	0.99%	1.02%	1.02%	(b)
Management and administration fees waived	0.01%	(b)	0.02%	0.05%	0.09%	0.16%	(b)
Shareholder servicing & distribution fees waived	0.96%	(b)	0.76%	0.21%	0.16%	0.16%	(b)

(a)	Unannualized
(b)	Annualized

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Expense Chart For The Six Months Ended September 30, 2010 (Unaudited)

As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2010 through September 30, 2010.

:	Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

:	Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional coasts, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 04/01/10	Ending Account Value 09/30/10	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,001.20	$1.25	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.82	$1.27	0.25%

Short Term Income Class Shares (“Short Term Income Shares”)	Beginning Account Value 04/01/10	Ending Account Value 09/30/10	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$2.41	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	$2.43	0.48%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 04/01/10	Ending Account Value 09/30/10	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$2.41	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	$2.43	0.48%

Advantage Municipal Liquidity Fund (“Advantage Shares”)	Beginning Account Value 04/01/10	Ending Account Value 09/30/10	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.30	$2.21	0.44%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.86	$2.23	0.44%

*	Expenses are equal to the Portfolio’s annualized expense ratios multiplied by the average account value over the period (April 1, 2010 through September 30, 2010), multiplied by 183/365 (to reflect the most recent fiscal half-year).

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2010 (Unaudited)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

PUT BONDS (2) (3.60%)

$750,000	Glendale River Hills School District, WI TRAPN R-1 (4)	04/20/11	0.75%	$751,026

1,350,000	Glendale River Hills School District, WI TRAPN R-2 (4)	08/17/11	0.80	1,352,348

1,280,000	Puerto Rico Industrial, Medical & Environmental Pollution Control Facilities Financing Authority (Abbott Laboratories Project) – Series 1983A	03/01/11	0.80	1,280,787	P-1	A-1+

640,000	Puerto Rico Industrial, Medical & Environmental Pollution Control Facilities Financing Authority (Abbott Laboratories Project) – Series 1983A	03/01/11	0.95	640,000	P-1	A-1+

10,740,000	Puerto Rico Industrial, Medical & Environmental Pollution Control Facilities Financing Authority (Abbott Laboratories Project) – Series 1983A	03/01/11	0.95	10,740,000	P-1	A-1+

14,760,000	Total Put Bonds			14,764,161

TAX EXEMPT COMMERCIAL PAPER (7.93%)

$3,700,000	City of San Antonio, TX Water System – Series A	10/29/10	0.30%	$3,700,000	P-1	A-1+

4,000,000	Hillsborough County Aviation Authority Airport Facilities Series B LOC Landesbank Baden – Wurttemberg	10/12/10	0.32	4,000,000	P-1

3,850,000	New Jersey EDA Exempt Facility RB (Keystone-1992 Project) (3) LOC BNP Paribas	11/16/10	0.34	3,850,000	VMIG-1	A-1+

5,000,000	Pendleton County, KY Municipal Multi-County Lease RB (Kentucky Association of Counties Leasing Trust Program) LOC JPMorgan Chase Bank, N.A.	12/08/10	0.35	5,000,000	P-1	A-1+

5,000,000	Regents of the University of Michigan RB – Series 2009B	11/15/10	0.25	5,000,000	P-1	A-1+

11,000,000	Sunshine State Governmental Financing Commission – Series L LOC Dexia CLF	10/05/10	0.35	11,000,000	P-1	A-1

32,550,000	Total Tax Exempt Commercial Paper			32,550,000

TAX EXEMPT GENERAL OBLIGATION NOTES AND BONDS (13.41%)

$5,000,000	Brown Deer School District, WI TRAPN (4)	10/28/10	1.05%	$5,001,646

3,000,000	City of Fitchburg, MA GO RAN (4)	06/30/11	0.90	3,007,774

2,500,000	City School District of the City of Schenectady, Schenectady county, NY GO RAN	08/31/11	0.84	2,503,615	MIG-1

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2010 (Unaudited) (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT GENERAL OBLIGATION NOTES AND BONDS (CONTINUED)

$2,285,000	Concord Metropolitan District, Douglas County, CO GO Refunding & Improvement Bonds – Series 2004 LOC Wells Fargo Bank, N.A.	12/01/10	1.75%	$2,285,000		A-1+

1,000,000	Concord School District, NH GO BAN	01/21/11	0.75	1,000,453	MIG-1

4,600,000	East Troy Community School District, WI TRAPN (4)	10/07/10	1.00	4,600,374

7,000,000	Germantown School District, WI TRAPN (4)	10/29/10	0.90	7,001,860

1,000,000	Lake Geneva Joint School District #1, WI TRAPN (4)	10/13/10	1.00	1,000,010

2,000,000	Lake Geneva-Genoa City Union High School District, WI TRAPN (4)	10/13/10	0.98	2,000,176

3,000,000	Nicolet Unified High School District, WI TRAPN (4)	10/29/10	1.00	3,001,707

2,150,000	School District of Ashland, WI TRAPN (4)	08/30/11	0.70	2,155,838

3,500,000	School District of Hartford Joint No. 1, WI TRAPN (4)	10/26/10	1.10	3,500,951

1,600,000	School District of Kewaskum, WI TRAPN (4)	08/30/11	0.75	1,603,619

750,000	School District of Somerset, WI TRAPN (4)	11/01/10	1.15	750,220

1,750,000	School District of Three Lakes, WI TRAN (4)	08/22/11	0.75	1,753,875

2,250,000	School District of West De Pere Brown and Outagamie Counties, WI TRAPN (4)	09/29/11	0.65	2,257,765

3,800,000	School District of Wisconsin Dells, WI TRAPN (4)	10/27/10	1.10	3,801,069

1,750,000	Verona Area School District, WI TRAPN (4)	02/01/11	0.70	1,751,730

1,100,000	Verona Area School District, WI TRAPN (4)	08/23/11	0.75	1,102,434

5,000,000	Waunakee Community School District TRAPN (4)	10/22/10	1.05	5,001,278

55,035,000	Total Tax Exempt General Obligation Notes and Bonds			55,081,394

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (75.13%)

$1,910,000	Adams County, PA IDA IDRB (Say Plastics, Inc. Project) – Series 2007A LOC Wachovia Bank, N.A.	08/01/32	0.49%	$1,910,000	P-1	A-1+

5,100,000	BB & T Municipal Trust Floater Certificates – Series 5000 DLL LOC Rabobank Nederland, N.A.	10/01/28	0.41	5,100,000	VMIG-1

475,000	Beaver County, PA IDA PCRB (First Energy Generation Corp.) – Series 2006B LOC Royal Bank of Scotland, N.A.	12/01/41	0.26	475,000	VMIG-1	A-1+

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2010 (Unaudited) (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (CONTINUED)

$750,000	Broward County, FL HFA (Sailboat Bend Artist Lofts Project) – Series 2006 (3) LOC Citibank, N.A.	04/15/38	0.34%	$750,000		A-1+

1,740,000	Calcasieu Parish Public Trust Authority Gulf Opportunity Zone RB (Delta Equine Center LLC Project) – Series 2007 (3) (4) LOC Branch Banking And Trust Company	01/01/32	0.27	1,740,000

1,845,000	California Statewide Communities Development Authority Pollution Control Revenue Refunding Bonds (Chevron U.S.A Inc. Project) – Series 2002	05/15/24	0.27	1,845,000	P-1	A-1+

2,315,000	Citigroup Global Markets ROCs Trust II-R Series 12288, FL (Florida Full Faith & Credit Board of Education Public Education Capital Outlay Bonds – Series 2003B)	06/01/33	0.27	2,315,000		A-1+

3,695,000	Citigroup Global Markets ROCs Trust II-R Series 11208 Sabine Neches, TX HFC Single Family Mortgage RB Series 2006 (3) Guaranteed by Government National Mortgage Association/ Federal National Mortgage Association/Federal Home Loan Mortgage Corporation	12/01/39	0.33	3,695,000	VMIG-1

370,000	Citigroup Global Markets ROCs Trust II-R Series 402 Connecticut State HFA (Housing Mortgage Finance Program) 2003 – Series E-2 (3)	11/15/10	0.33	370,000	VMIG-1

400,000	City of Cohasset, MN RB (Minnesota Power & Light Company Project) – Series 1997A LOC LaSalle National Bank, N.A.	06/01/20	0.30	400,000		A-1+

1,500,000	City of Galesburg, IL RB (Knox College Project) – Series 1999 LOC LaSalle National Bank, N.A.	07/01/24	0.27	1,500,000		A-1+

4,995,000	City of Milwaukee, WI IDRB (Midwest Express Airlines, Inc. Project) – Series 1998 (3) (4) LOC U.S. Bank, N.A.	08/01/30	0.70	4,995,000

4,875,000	City of New York GO Fiscal 1995 F-3 LOC JPMorgan Chase Bank, N.A.	02/15/13	0.30	4,875,000	VMIG-1	A-1+

1,175,000	City of Shively, KY Industrial Building RB (New Millennium Development Company, LLC Project) – Series 2008 (4) LOC Branch Banking And Trust Company	05/01/28	0.45	1,175,000

4,600,000	City of Williamstown, KY RB (Kentucky League of Cities Fundings Trust Lease Program) – Series 08A (4) LOC U.S. Bank, N.A.	07/01/38	0.31	4,600,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2010 (Unaudited) (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (CONTINUED)

$3,490,000	Colorado HFA Multifamily Housing RRB (Coventry Village Project) – 1996 Series B Collaterized by Federal National Mortgage Association	10/15/16	0.28%	$3,490,000		A-1+

2,275,000	Colorado HFA Multifamily Housing RRB (Diamondhead Project) – 1996 Series I Collaterized by Federal National Mortgage Association	10/15/16	0.28	2,275,000		A-1+

3,000,000	Colorado HFA Solid Waste Disposal RB (Waste Management, Inc. Project) – Series 2003 (3) LOC Wells Fargo Bank, N.A.	08/01/38	0.35	3,000,000		A-1+

4,580,000	Community Development Authority of the City of South Milwaukee, WI MHRB (Marquette Manor, LLC Project) Series – 2001 (3) (4) LOC PNC Bank, N.A	01/01/31	0.87	4,580,000

4,995,000	Community Development Authority of the Village of Brown Deer, WI MHRB (Brown Deer Senior Housing, LLC Project) – Series 1999 (3) (4) LOC PNC Bank, N.A.	10/01/34	0.87	4,995,000

1,110,000	Community Development Authority of the Village of Saukville IDRB (Calibre, Inc. Project) – Series 2004 (4) LOC Bank of Montreal	09/01/29	0.45	1,110,000

700,000	Connecticut State Development Authority Solid Waste Disposal Facilities RB (Rand – Whitney Containerboard Limited) (Partnership Project) – Series 1993 (3) LOC Bank of Montreal	08/01/23	0.26	700,000	VMIG-1	A-1+

2,355,000	County Commission of Cabell County, WV Commercial Development RB (Valley Health Systems, Inc. Project) – 2006A (4) LOC JPMorgan Chase Bank, N.A.	01/01/32	0.38	2,355,000

7,000,000	County of Allen, OH Adjustable Rate Hospital Facilities (Catholic Healthcare Partners) – Series 2008E LOC Wachovia Bank, N.A.	10/01/31	0.24	7,000,000	VMIG-1	A-1+

4,185,000	County of Douglas, NE IDRB (Phillips Manufacturing Project) – Series 2002 (3) LOC Wells Fargo Bank, N.A.	12/01/18	0.44	4,185,000		A-1+

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2010 (Unaudited) (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (CONTINUED)

$1,635,000	County of Prince William, VA IDA IDRB (Mediatech, Inc. Project) – Series 2007 (3) LOC Branch Banking And Trust Company	11/01/32	0.35%	$1,635,000	VMIG-1

5,600,000	County of Warren, OH Health Care Facilities Improvement RB (Otterbein Homes Projects) – Series 1998B LOC U.S. Bank, N.A.	07/01/23	0.24	5,600,000		A-1+

5,000,000	Deutsche Bank SPEARs/LIFERs Trust, Series DBE-150 Relating to the IDA of the City of Chandler, AZ IDRB, Series 2007 (3) (4) (Intel Corporation Project) LOC Deutsche Bank, A.G	12/01/37	0.30	5,000,000

1,900,000	Development Authority of Carroll County, GA RB (Royal Metal Products, Inc Project) – Series 2007 (3) LOC Branch Bank & Trust Company	01/01/27	0.35	1,900,000	VMIG-1

11,030,000	Development Authority of Columbus, GA MHRB (Avalon apartments Projects) – Series 2008 (3) Guaranteed by Federal National Mortgage Association	10/15/40	0.34	11,030,000		A-1+

1,380,000	Dutches County, NY IDA (Marist College Civic Facilities) – Series 1998A LOC JPMorgan Chase Bank, N.A.	07/01/28	0.27	1,380,000		A-1+

2,000,000	Duval County HFA Multifamily Housing Mortgage RB (Camri Green Apartments) – Series 2003 (3) Guaranteed by Federal National Mortgage Association	11/15/36	0.29	2,000,000		A-1+

9,895,000	Federal Home Loan Mortgage Corporation Class A Multi-family Certificates, Series M015 (3) Guaranteed by Federal Home Loan Mortgage Corporation	05/15/46	0.32	9,895,000		A-1+

1,050,000	Florida Development Finance Corporation Enterprise Bond Program IDRB (Press Ex, Inc. Project) – Series 2007B (3) LOC Branch Banking & Trust Company	07/01/17	0.42	1,050,000	P-1	A-1+

1,750,000	Florida HFA MHRB (Springs Colony Project) – Series 1985 FF Collaterized by Federal National Mortgage Association	09/15/26	0.28	1,750,000		A-1+

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2010 (Unaudited) (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (CONTINUED)

$1,700,000	Fulton County, KY Industrial Building RB (The Burke-Parsons-Bowlby Corporation Project) – Series 2006 (3) LOC Branch Banking And Trust Company	07/01/26	0.45%	$1,700,000	P-1	A-1+

1,000,000	Hospital Authority of Hall County and City of Gainesville RAC (Northeast Georgia Health System, Inc. Project) – Series 2008A LOC Wells Fargo Bank	05/15/26	0.28	1,000,000		A-1

7,400,000	Housing Authority of Cobb County, GA MHRB (Highland Ridge Apartments Project) – Series 2008 Guaranteed by Federal Home Loan Mortgage Corporation	07/01/41	0.27	7,400,000		A-1+

3,000,000	Illinois Development Finance Authority MHRB (Butterfield Creek Associates Project) – Series 1999 (3) LOC LaSalle National Bank, N.A.	04/01/39	0.50	3,000,000		A-1

1,950,000	Illinois Finance Authority RB (Riverside Health System) – Series 2004 LOC JPMorgan Chase Bank, N.A.	11/15/29	0.28	1,950,000	VMIG-1	A-1+

1,000,000	Industrial Development Board of the Town of West Jefferson Solid Waste Disposal RB (Alabama Power Company Miller Plant Project) – Series 2008 (3)	12/01/38	0.35	1,000,000	VIMG1	A-1

1,000,000	Industrial Development Board of the Town of Wilsonville Solid Waste Disposal RB (Alabama Power Company Gaston Plant Project) – Series 2008 (3)	12/01/30	0.35	1,000,000	VMIG-1	A-1

3,700,000	Iowa Higher Education Loan Authority Private College Facility RB (University of Dubuque Project) – Series 2007 LOC Northern Trust Bank	04/01/35	0.33	3,700,000		A-1+

2,500,000	Iredell County, NC Industrial Facilities and PCFA (Riley Technologies Project) – Series 2006 (3) (4) LOC Branch Banking and Trust Company	11/01/31	0.45	2,500,000

4,000,000	Jackson County, MS Port Facility Refunding RB (Chevron U.S.A. Inc. Project) – Series 1993	06/01/23	0.27	4,000,000	P-1

1,200,000	Jeffersontown, KY (Kentucky League of Cities Funding Trust Lease Program RB) – Series 2000 LOC U.S. Bank, N.A.	03/01/30	0.29	1,200,000	VMIG-1

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2010 (Unaudited) (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (CONTINUED)

$4,720,000	JPMorgan Securities, Inc. Puttable Tax-Exempt Receipts Series 2054 Relating to the City of Chicago MHRB (Drexel Preservation Project) – Series 2007 (3) Guaranteed by Federal Housing Authority/Government National Mortgage Association	12/20/39	0.42%	$4,720,000	VMIG-1

1,700,000	King George County, VA IDA RB (Birchwood Power Partners, L.P. Project) – Series 1995 (3) LOC Bank of Nova Scotia	11/01/25	0.30	1,700,000		A-1+

8,000,000	Long Island Power Authority Electric System Subordinated RB Series 1, 2, 3, Subseries 3B LOC Westdeutche Landesbank AG	05/01/33	0.27	8,000,000	VMIG-1	A-1+

600,000	Loudoun County, VA IDA RB (Howard Hughes Medical Institute Issue) – Series 2003C	02/15/38	0.22	600,000	VMIG-1	A-1+

406,000	Marion County, FL IDA MHRB (Chambrel at Pinecastle Project) – Series 2002 Guaranteed by Federal National Mortgage Association	11/15/32	0.27	406,000		A-1+

3,925,000	Massachusetts HEFA RB (Pool Loan Program Issue) – Series N LOC TD Bank, N.A.	02/01/38	0.33	3,925,000		A-1+

1,900,000	Metropolitan Transportation Authority Dedicated Fund Tax RB Series 2008 Subseries 2008 B-1 LOC Bank of Nova Scotia	11/01/34	0.28	1,900,000		A-1+

500,000	Metropolitan Transportation Authority, Transportation Revenue Variable Rate Bonds, Series 2005G-2 LOC BNP Paribas	11/01/26	0.29	500,000	VMIG-1	A-1+

6,760,000	Miami-Dade County IDA IDRB (Airbus Service Company, Inc. Project) – Series 1998A (3) LOC Calyon	04/01/30	0.32	6,760,000		A-1+

4,785,000	Michigan Strategic Fund Limited Obligation RB (Halsbeck Pickle Company Project) – Series 2007 LOC Federal Home Loan Bank	03/01/37	0.27	4,785,000	VMIG-1

1,260,000	Michigan Strategic Fund Variable Rate Demand Limited Obligation RB (Midbrook Products, Inc. Project) – Series 1994 (3) (4) LOC PNC Bank, N.A.	10/01/14	0.60	1,260,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2010 (Unaudited) (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (CONTINUED)

$375,000	Mississippi Home Corporation Single Family Mortgage RB Wachovia Merlots Trust Series 2000YYY (3) Guaranteed by Government National Mortgage Association	12/01/31	0.77%	$375,000	VMIG-1

3,450,000	Nevada Housing Division MHRB (Golden Apartment) – Series 2007 (3) Guaranteed by Federal Home Loan Mortgage Corporation	10/01/37	0.32	3,450,000		A-1+

5,545,000	Nevada Housing Division Multi-Unit Housing RB (Help Owens 2 Apartments) – Series 2007 (3) LOC Citibank, N.A.	10/01/42	0.32	5,545,000		A-1+

2,015,000	Nevada Housing Division Multi-Unit Housing RB (Maryland Villas Project) – Series 1997A (3) LOC Federal Home Loan Bank	10/01/30	0.32	2,015,000		A-1+

2,800,000	New Jersey Economic Development Authority IDRB (CST Products, LLC Project) – Series 2006 LOC National Bank of Canada	04/01/26	0.41	2,800,000		A-1

1,600,000	New Jersey EDA RB (Stolthaven Perth Amboy Inc. Project) – Series 1998A LOC Citibank, N.A.	01/15/18	0.25	1,600,000	P-1	A-1+

5,520,000	New Jersey EDA School Facilities Construction Bonds 2006 Sub Series R-1 LOC Lloyd’s PLC/Bank of Nova Scotia	09/01/31	0.27	5,520,000	VMIG-1	A-1+

2,000,000	New Jersey Health Care Facilities Financing Authority RB (AHS Hospital Corp. Issue) – Series 2008B LOC Bank of America, N.A.	07/01/36	0.26	2,000,000	VMIG-1	A-1+

700,000	New Jersey Health Care Facilities Financing Authority RB (Saint Barnabas Health Care System Issue) – Series 2001A LOC JPMorgan Chase Bank, N.A	07/01/31	0.25	700,000	VMIG-1	A-1+

3,500,000	New York City HDC Mulit-Family Rental Housing RB (100 Jane Street Development) – Series A (3) Guaranteed by Federal Home Loan Mortgage Corporation	09/15/28	0.30	3,500,000		A-1+

2,985,000	New York City Housing Development Corporation Multi-Family Mortgage RB (Marseilles Apartments) – Series 2004A LOC Citibank, N.A.	12/01/34	0.25	2,985,000		A-1

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2010 (Unaudited) (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (CONTINUED)

$4,575,000	New York City, NY Adjustable Rate Subseries A-6 LOC Landesbank Hessen – Thuringen Girozentrale	08/01/19	0.26%	$4,575,000	VMIG-1	A-1+

8,200,000	New York City, NY GO Bonds Fiscal 2006 Series H Sub-Series H-2 LOC Dexia CLF	01/01/36	0.27	8,200,000	VMIG-1	A-1+

4,865,000	New York City, NY IDA Civic Facility RB (The Convent of the Sacred Heart School of New York Project) – Series 2002 LOC Wachovia Bank, N.A.	11/01/32	0.25	4,865,000	VMIG-1

5,000,000	New York State HFA RB (Tribeca Green Housing) – Series 2003A LOC Landesbank Hessen Thuringen Girozentrale	11/01/36	0.24	5,000,000	VMIG-1

4,600,000	Ohio Water Development Authority, State of Ohio PCRB (FirstEnergy Nuclear Generation Corp. Project) – Series 2008A (3) LOC Bank of Nova Scotia	11/01/33	0.32	4,600,000		A-1+

1,000,000	Orange County, FL HFA MHRB (Post Fountains at Lee Vista Project) – Series 1997E Guaranteed by Federal National Mortgage Association	06/01/25	0.32	1,000,000		A-1+

1,200,000	Orange County, FL HFA MHRB (Windsor Pines Project) – Series 2000E (3) LOC Bank of America, N.A.	03/01/35	0.34	1,200,000	VMIG-1

3,500,000	Palm Beach County, FL RB (Norton Gallery and School of Art, Inc. Project) – Series 1995 LOC Northern Trust Bank	05/01/25	0.33	3,500,000		A-1+

3,960,000	Parish of East Baton Rouge, LA Pollution Control RRB (Exxon Project) – Series 1989	11/01/19	0.21	3,960,000	P-1	A-1+

2,000,000	Pennsylvania EDFA (National Railroad Passenger Corporation Amtrak Project) – Series B of 2001 (3) LOC JPMorgan Chase Bank, N.A.	11/01/41	0.27	2,000,000	VMIG-1	A-1+

2,300,000	Pennsylvania EDFA EDRB 2005 Series B-2 (Joseph R & Nancy L DelSignore Project) (3) LOC PNC Bank, N.A.	08/01/30	0.34	2,300,000	P-1	A-1+

1,000,000	Pennsylvania EDFA EDRB 2005 Series B-3 (North America Communications, Inc. Project) (3) LOC PNC Bank, N.A.	08/01/12	0.45	1,000,000	P-1	A-1+

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2010 (Unaudited) (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (CONTINUED)

$100,000	Philadelphia Authority for IDRB (Girard Estate Aramark Tower Acquisition Project) – Series 2002 LOC JPMorgan Chase Bank, N.A.	06/01/32	0.26%	$100,000		A-1+

795,000	Redevelopment Authority of the City of Milwaukee, WI RB (Palmolive Building Project) – Series A (3) (4) LOC JPMorgan Chase Bank, N.A	12/01/16	0.87	795,000

3,500,000	Riesel, TX IDC Solid Waste Disposal RB (Sandy Creek Energy Associates, LP Project) – Series 2007 (3) LOC Credit Suisse	10/01/42	0.34	3,500,000		A-1+

1,400,000	Rockingham County, NC Industrial Facilities and PCFA IDRB (Eden Custom Processing, LLC Project) Series 2004 (3) (4) LOC Branch Banking And Trust Company	01/01/17	0.35	1,400,000

1,375,000	Rockingham County , NC Industrial Facilities and PCFA IDRB (Whiteridge Plastics, LLC Project) – Series 2003 (3) (4) LOC Branch Banking And Trust Company	03/01/15	0.35	1,375,000

420,000	Sampson County, NC Industrial Facilities and PCFA IRB (DuBose Strapping, Inc. Project) Series 2001 (3) (4) LOC JPMorgan Chase Bank, N.A	01/01/12	0.35	420,000

1,260,000	Sampson County, NC Industrial Facilities and PCFA IRB (DuBose Strapping, Inc. Project) Series 2003 (3) (4) LOC JPMorgan Chase Bank, N.A	01/01/14	0.35	1,260,000

1,000,000	Sarasota county, FL Continuing Care Retirement Community RRB (The Glenridge on Palmer Ranch, INC. Project) – Series 2006 LOC Bank of Scotland	06/01/36	0.34	1,000,000	VMIG-1

3,260,000	South Carolina Jobs EDA EDRB (DCS Diversified Coating Systems, Inc Project) – Series 2002 (3) LOC Branch Banking And Trust Company	04/01/17	0.35	3,260,000	VMIG-1

6,100,000	State of Connecticut HEFA RB (Yale University Issue) – Series T-2	07/01/29	0.22	6,100,000	VMIG-1	A-1+

300,000	State of Connecticut HEFA RB (Saint Francis Hospital and Medical Center Issue) – Series F LOC JPMorgan Chase, N.A.	07/01/47	0.28	300,000	VMIG-1

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2010 (Unaudited) (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (CONTINUED)

$2,915,000	State of Connecticut HEFA RB (Danbury Hospital Issue) – Series J LOC Wachovia Bank, N.A.	07/01/36	0.24%	$2,915,000		A-1+

1,800,000	State of Connecticut HEFA RB (Gaylord Hospital Issue) – Series B LOC Bank of America, N.A.	07/01/37	0.25	1,800,000		A-1+

1,805,000	State of Connecticut HEFA RB (Mulberry Gardens Issue) – Series E LOC Bank of America, N.A.	07/01/36	0.55	1,805,000		A-1+

5,500,000	State of Connecticut HEFA RB (Yale University Issue) – Series U-1	07/01/33	0.22	5,500,000	VMIG-1	A-1+

2,000,000	State of Connecticut HEFA RB (Yale-New Haven Hospital Issue) - Series K-1 LOC JPMorgan Chase Bank, N.A.	07/01/25	0.24	2,000,000	VMIG-1	A-1+

2,000,000	State of Connecticut HEFA RB (Yale-New Haven Hospital Issue) – Series L-1 LOC Bank of America, N.A.	07/01/36	0.24	2,000,000	VMIG-1	A-1+

800,000	Suffolk, VA Redevelopment and Housing Authority MHRB (Oak Springs Apartments, LLC Project) – Series 1999 Guaranteed by Federal Home Loan Mortgage Corporation	12/01/19	0.34	800,000	VMIG-1

1,000,000	The City of New York Fiscal 2004 Series A-3 LOC BNP Paribas	08/01/31	0.25	1,000,000	VMIG-1	A-1+

300,000	The City of New York Fiscal 2004 Series H-7 LOC KBC Bank, N.A.	03/01/34	0.27	300,000	VMIG-1	A-1

7,450,000	The Economic Development Corporation of the City of Lapeer Development RB (H & H Tool, Inc. Project) – Series 2007 Guaranteed by Federal Home Loan Bank	01/01/37	0.31	7,450,000	VMIG-1

1,290,000	The Washington Economic Development Finance Authority RB (Mercer Island Partner Associate, LLC Project) – Series 1997D (3) LOC U.S. Bank, N. A.	06/01/27	0.32	1,290,000		A-1+

1,000,000	Town of Wood River, WI IDRB (Burnett Dairy Cooperative Project) – Series 2001A (3) LOC U.S. Bank, N.A.	07/01/16	0.37	1,000,000		A-1+

265,000	University of North Carolina at Chapel Hill RB – Series 2001 B	12/01/25	0.20	265,000	VMIG-1	A-1+

1,160,000	Upper Illinois River Valley Development Authority IDRB (Advanced Flexible Composites, Inc. Project) Series 2003-A (3) (4) LOC LaSalle National Bank, N.A.	06/01/25	0.44	1,160,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2010 (Unaudited) (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (CONTINUED)

$4,450,000	Volusia County, FL IDA IDRB (Intellitech Project) – Series 2007A (3) LOC LaSalle National Bank, N.A.	10/01/37	0.55%	$4,450,000		A-1

2,700,000	Washington State HFC MHRB (The Seasons Apartment Project) Series 2006 (3) Collateralized by Federal National Mortgage Association	12/15/40	0.34	2,700,000	VMIG-1

5,000,000	West Virginia EDA Solid Waste Disposal Facilities RB (Appalachian Power Company – Mountaineer Project) – Series 2008B (3) LOC JPMorgan Chase Bank, N.A.	02/01/36	0.31	5,000,000	VMIG-1	A-1+

1,200,000	Wisconsin HEFA RB (Indian Community School of Milwaukee, Inc. Project) – Series 2006 LOC JPMorgan Chase Bank, N.A.	12/01/36	0.27	1,200,000	VMIG-1

308,516,000	Total Tax Exempt Variable Rate Demand Instruments			308,516,000

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS – PRIVATE PLACEMENTS (5) (0.26%)

$1,087,800	West Jordan, UT IDRB (The Lynn Partnership Nursing Home Project) – Series 1985 LOC Bank of America, N.A.	07/01/15	2.11%	$1,087,800	P-1	A-1+

1,087,800	Tax Exempt Variable Rate Demand Instruments – Private Placements			1,087,800

	Total Investments (100.33%) (cost $411,999,355†)			411,999,355
	Liabilities in excess of Cash and Other Assets (-0.33%)			(1,354,253)

	Net Assets (100.00%)			$410,645,102

	†Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES

(1)	Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(2)	The maturity date indicated for the put bonds is the next put date.

(3)	Security subject to alternative minimum tax.

(4)	Securities that are not rated which the Fund’s adviser has determined to be of comparable quality to those rated securities in which the fund invests.

(5)	Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2010 (Unaudited) (Continued)

KEY

BAN	= Bond Anticipation Note	LIFERs	= Long Inverse Floating Exempt Receipts
EDA	= Economic Development Authority	LOC	= Letter of Credit
EDFA	= Economic Development Finance Authority	MHRB	= Multi-Family Housing Revenue Bond
EDRB	= Economic Development Revenue Bond	PCFA	= Pollution Control Finance Authority
GO	= General Obligation	PCRB	= Pollution Control Revenue Bond
HDC	= Housing Development Corporation	RAC	= Revenue Anticipation Certificates
HEFA	= Health and Education Facilities Authority	RAN	= Revenue Anticipation Note
HFA	= Housing Finance Authority	RB	= Revenue Bond
HFC	= Housing Finance Commission	ROC	= Reset Option Certificates
IDA	= Industrial Development Authority	RRB	= Revenue Refunding Bonds
IDC	= Industrial Development Corporation	SPEARs	= Short Puttable Exempt Receipts
IDRB	= Industrial Development Revenue Bond	TRAPN	= Tax and Revenue Anticipation Promissory Note
IRB	= Industrial Revenue Bond	TRAN	= Tax and Revenue Anticipation Note

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$363,212,871	88.16%
31 through 60 Days	9,600,220	2.33
61 through 90 Days	7,285,000	1.77
91 through 120 Days	1,000,453	0.24
121 through 180 Days	14,412,518	3.50
Over 180 Days	16,488,293	4.00
Total	$411,999,355	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments September 30, 2010 (Unaudited) (Continued)

BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE

States	Value	% of Portfolio
Alabama	$2,000,000	0.49%
Arizona	5,000,000	1.21
California	1,845,000	0.45
Colorado	11,050,000	2.68
Connecticut	23,490,000	5.70
Florida	41,181,000	10.00
Georgia	21,330,000	5.18
Illinois	12,330,000	2.99
Iowa	3,700,000	0.90
Kentucky	13,675,000	3.32
Louisiana	5,700,000	1.38
Massachusetts	6,932,774	1.68
Michigan	18,495,000	4.49
Minnesota	400,000	0.10
Mississippi	4,375,000	1.06
Nebraska	4,185,000	1.02
Nevada	11,010,000	2.67
New Hampshire	1,000,453	0.24
New Jersey	16,470,000	4.00
New York	49,583,615	12.04
North Carolina	7,220,000	1.75
Ohio	17,200,000	4.17
Pennsylvania	7,785,000	1.89
Puerto Rico	12,660,787	3.07
South Carolina	3,260,000	0.79
Texas	10,895,000	2.64
Utah	1,087,800	0.26
Virginia	4,735,000	1.15
Washington	3,990,000	0.97
West Virginia	7,355,000	1.79
Wisconsin	67,062,926	16.28
Other Territories	14,995,000	3.64
Total	$411,999,355	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Statement of Assets and Liabilities September 30, 2010 (Unaudited)

:Assets
Investments in securities, at amortized cost (Note 1)	$411,999,355
Accrued interest receivable	624,575
Prepaid expenses	60,322

Total assets	412,684,252

:Liabilities
Payable to affiliates (Note 2)	99,311
Due to Custodian	1,831,231
Accrued expenses	99,618
Dividends payable	8,990

Total liabilities	2,039,150

Net assets	$410,645,102

:Source of Net Assets
Net capital paid in on shares of capital stock (Note 5)	$410,647,090
Accumulated net realized loss	(1,988)

Net assets	$410,645,102

NET ASSET VALUE, PER SHARE (NOTE 5):

Class Name	Net Assets	Shares Outstanding	Net Assets Value
Institutional Shares	$35,008,038	35,026,885	$1.00
Short Term Income Shares	$41,196,341	41,218,520	$1.00
Retail Shares	$137,168,176	137,242,025	$1.00
Advantage Shares	$197,272,547	197,378,755	$1.00

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Statement of Operations For The Six Months Ended September 30, 2010 (Unaudited)

:Investment Income
INCOME:
Interest	$1,076,907

EXPENSES: (NOTE 2)
Investment management fee	266,881
Administration fee	111,201
Shareholder servicing fee (Short Term Income Shares)	63,442
Shareholder servicing fee (Retail Shares)	187,776
Shareholder servicing fee (Advantage Shares)	266,889
Distribution fee (Short Term Income Shares)	114,196
Distribution fee (Retail Shares)	488,216
Distribution fee (Advantage Shares)	800,668
Custodian expenses	8,149
Shareholder servicing and related shareholder expenses+	93,260
Legal, compliance and filing fees	102,538
Audit and accounting	70,252
Trustees’ fees and expenses	22,003
Other expenses	7,503

Total expenses	2,602,974
Less: Fees waived (Note 2)	(1,616,733)

Net expenses	986,241

Net investment income	90,666

:Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	(1,988)

Increase in net assets from operations	$88,678

+	Includes class specific transfer agency expenses of $3,066, $13,307 and $36,845 for the Institutional, Short Term Income and Retail Shares respectively.

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Statements of Changes in Net Assets

	Six Months Ended September 30, 2010 (Unaudited)	Year Ended March 31, 2010

:Increase (Decrease) in Net Assets from
OPERATIONS:
Net investment income	$90,666	$192,009
Net realized gain (loss) on investments	(1,988)	1,374

Increase in net assets from operations	88,678	193,383

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Institutional Shares	(34,786)	(23,118)
Institutional Service Shares	—	(503)
Short Term Income Shares	(624)	(33,851)
Retail Shares	(1,849)	(61,892)
Advantage Shares	(53,407)	(149,546)

Total dividends to shareholders	(90,666)	(268,910)

DIVIDENDS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
Institutional Shares	(80)	(159)
Institutional Service Shares	-0-	(10)
Short Term Income Shares	(130)	(2,161)
Retail Shares	(467)	(6,370)
Advantage Shares	(697)	(7,379)

Total dividends to shareholders	(1,374)	(16,079)

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Institutional Shares	9,670,440	21,294,136
Institutional Service Shares	-0-	(248,566)
Short Term Income Shares	(3,871,822)	(15,835,830)
Retail Shares	(15,416,304)	865,976
Advantage Shares	(14,799,063)	25,677,340

Total capital share transactions	(24,416,749)	31,753,056

Total increase/(decrease)	(24,420,111)	31,661,450

NET ASSETS:
Beginning of period	435,065,213	403,403,763

End of period	$410,645,102	$435,065,213

UNDISTRIBUTED NET INVESTMENT INCOME	$-0-	$-0-

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Financial Highlights

	Six Months Ended September 30, 2010 (Unaudited)		Years Ended March 31,			Commencement of Operations October 30, 2006 through March 31, 2007
:Institutional Shares			2010	2009	2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.001		0.004	0.019	0.033	0.006
Net realized and unrealized gain (loss) on investments	0.000		0.000	0.000	0.000	—

Total from investment operations	0.001		0.004	0.019	0.033	0.006

Less distributions from:
Dividends from net investment income	(0.001)		(0.004)	(0.019)	(0.033)	(0.006)
Net realized gain on investment	(0.000)		(0.000)	—	(0.000)	—

Total distribution	(0.001)		(0.004)	(0.019)	(0.033)	(0.006)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.12%	(a)	0.42%	1.96%	3.35%	0.60%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$35,008		$25,344	$4,061	$3,856	$10
Ratio to average net assets:
Net investment income	0.23%	(c)	0.27%	1.93%	2.87%	3.44%	(c)
Expenses (net of fees waived) (b)	0.25%	(c)	0.25%	0.23%	0.20%	0.20%	(c)
Management and administration fees waived	0.05%	(c)	0.07%	0.10%	0.13%	0.16%	(c)
Expenses paid indirectly	—		—	0.00%	0.00%	—

	Six Months Ended September 30, 2010 (Unaudited)		Years Ended March 31,			Commencement of Operations February 20, 2007 through March 31, 2007
:Short Term Income Shares			2010	2009	2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.001	0.014	0.027	0.003
Net realized and unrealized gain (loss) on investments	—		0.000	0.000	0.000	—

Total from investment operations	0.000		0.001	0.014	0.027	0.003

Less distributions from:
Dividends from net investment income	(0.000)		(0.001)	(0.014)	(0.027)	(0.003)
Net realized gain on investment	—		(0.000)	—	(0.000)	—

Total distribution	(0.000)		(0.001)	(0.014)	(0.027)	(0.003)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.06%	1.39%	2.78%	0.29%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$41,196		$45,068	$60,907	$93,233	$57,915
Ratio to average net assets:
Net investment income	0.00%	(c)	0.05%	1.41%	2.74%	2.89%	(c)
Expenses (net of fees waived) (b)	0.48%	(c)	0.61%	0.78%	0.76%	0.76%	(c)
Management and administration fees waived	0.05%	(c)	0.07%	0.10%	0.13%	0.16%	(c)
Shareholder servicing and distribution fees waived	0.50%	(c)	0.37%	0.17%	0.17%	0.17%	(c)
Expenses paid indirectly	—		—	0.00%	0.00%	—

(a)	Unannualized
(b)	Includes expense paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Financial Highlights (Continued)

	Six Months Ended September 30, 2010 (Unaudited)		Years Ended March 31,			Commencement of Operations December 8, 2006 through March 31, 2007
:Retail Shares			2010	2009	2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.000	0.011	0.025	0.008
Net realized and unrealized gain (loss) on investments	—		0.000	0.000	0.000	—

Total from investment operations	0.000		0.000	0.011	0.025	0.008

Less distributions from:
Dividends from net investment income	(0.000)		(0.000)	(0.011)	(0.025)	(0.008)
Net realized gain on investment	—		(0.000)	—	(0.000)	—

Total distribution	(0.000)		(0.000)	(0.011)	(0.025)	(0.008)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.04%	1.15%	2.54%	0.84%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$137,168		$152,582	$151,745	$170,909	$41,817
Ratio to average net assets:
Net investment income	0.00%	(c)	0.02%	1.13%	2.38%	2.65%	(c)
Expenses (net of fees waived) (b)	0.48%	(c)	0.61%	1.02%	1.00%	1.00%	(c)
Management and administration fees waived	0.05%	(c)	0.07%	0.10%	0.13%	0.16%	(c)
Shareholder servicing and distribution fees waived	0.70%	(c)	0.56%	0.13%	0.13%	0.10%	(c)
Transfer Agency fees waived	—		0.01%	—	—	0.03%	(c)
Expenses paid indirectly	—		—	0.00%	0.00%	—

	Six Months Ended September 30, 2010 (Unaudited)		Years Ended March 31,			Commencement of Operations November 2, 2006 through March 31, 2007
:Advantage Shares			2010	2009	2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000		0.001	0.011	0.025	0.011
Net realized and unrealized gain (loss) on investments	—		0.000	(0.000)	0.000	—

Total from investment operations	0.000		0.001	0.011	0.025	0.011

Less distributions from:
Dividends from net investment income	(0.000)		(0.001)	(0.011)	(0.025)	(0.011)
Net realized gain on investment	—		(0.000)	—	(0.000)	—

Total distribution	(0.000)		(0.001)	(0.011)	(0.025)	(0.011)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.08%	1.12%	2.52%	1.09%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$197,272		$212,071	$186,442	$221,862	$136,546
Ratio to average net assets:
Net investment income	0.05%	(c)	0.05%	1.12%	2.41%	2.65%	(c)
Expenses (net of fees waived) (b)	0.44%	(c)	0.57%	1.04%	1.02%	1.02%	(c)
Management and administration fees waived	0.05%	(c)	0.07%	0.10%	0.13%	0.16%	(c)
Shareholder servicing and distribution fees waived	0.79%	(c)	0.66%	0.16%	0.16%	0.16%	(c)
Expenses paid indirectly	—		—	0.00%	0.00%	—

(a)	Unannualized
(b)	Includes expense paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

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Daily Income Fund Notes to the Financial Statements (Unaudited)

1: Summary of Accounting Policies

Daily Income Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund is comprised of four managed portfolios of money market instruments: the Money Market Portfolio, the U.S. Treasury Portfolio, the U.S. Government Portfolio and the Municipal Portfolio (each referred to as “Portfolio”). The investment objective of the Money Market, U.S. Treasury and U.S. Government Portfolios is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity. There can be no assurance that the portfolios will achieve their objectives. Each portfolio has five core classes of stock authorized: Institutional, Institutional Service, Investor, Short Term Income, and Retail shares. In addition to the core classes the Money Market Portfolio includes the Pinnacle, Advantage and Xpress shares, the U.S. Treasury Portfolio includes the Pinnacle shares, the U.S. Government and Municipal Portfolios include the Advantage shares. Commencement of operations for each of the share classes began as follows:

Share classes	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Institutional shares	May 13, 1994	November 18, 1996	October 30, 2006	October 30, 2006
Institutional Service shares	April 3, 1995	November 29, 1995	March 19, 2007	N/A
Investor shares	November 28, 2006	February 21, 2007	Not Active (“N/A”)	N/A
Short Term Income shares	February 12, 2007	November 2, 2006	N/A	February 20, 2007
Retail shares	November 28, 2006	December 12, 2006	December 12, 2006	December 8, 2006
Pinnacle shares	July 29, 1999	July 29, 1999	Not Offered (“N/O”)	N/O
Advantage shares	November 1, 2006	N/O	November 2, 2006	November 2, 2006
Xpress shares	June 20, 2007	N/O	N/O	N/O

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies as follows:

VALUATION OF SECURITIES

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

REPURCHASE AGREEMENTS

All Portfolios may enter into repurchase agreements. Eligible securities for collateral are securities consistent with the Portfolio’s investment objectives and may consist of U.S. Government Securities and/or U.S. Government Sponsored Agency Securities. In connection with transactions in repurchase agreements, it is the Portfolio’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. Under these arrangements, the Portfolios are permitted to deliver or re-pledge these securities. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolios might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

FEDERAL INCOME TAXES

It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and tax exempt income to its shareholders. Therefore, no provision for federal income taxes is required in the financial statements.

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

1: Summary of Accounting Policies (Continued)

Consistent with the provisions of GAAP, management evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a component of income tax expense in the current period with a corresponding adjustment to a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2008-2010 and the six months period ended September 30, 2010, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended September 30, 2010, the Fund did not have liabilities for any uncertain tax positions and no unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income (excluding long-term capital gains and losses, if any, and amortization of market discount on tax exempt securities) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

ACCOUNTING ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

REPRESENTATIONS AND INDEMNIFICATIONS

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

ALLOCATION OF INCOME AND EXPENSES

Each Portfolio may allocate among its classes and to the extent allowable, to specific classes, certain expenses, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the period ended September 30, 2010, class specific expenses of each Portfolio were limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of each Portfolio.

RISKS

Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying Portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

1: Summary of Accounting Policies (Continued)

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investment in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

In a low interest rate environment, such as the environment that existed at September 30, 2010, Reich & Tang Asset Management LLC (“the “Manager”) and Reich & Tang Distributors, Inc. (the “Distributor”) have historically waived their fees to maintain a minimum non-negative yield for all classes of the Fund. The Manager and Distributor are under no contractual obligation to continue such waiver in the future.

2: Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, each Portfolio pays an investment management fee to the Manager at the annual rate of .12% of the Portfolio’s average daily net assets.

Pursuant to an Administrative Services Contract each Portfolio pays to the Manager an annual fee of .05% of the Portfolio’s average daily net assets.

Pursuant to a Sub-Accounting Agreement, Reich & Tang Services, Inc., (the “TA”), an affiliate of the Manager, performs or sub-contracts or employs others to perform certain sub-accounting services for the Advantage and Xpress shareholders. For its services under the Sub-Accounting Agreement, the TA receives from the Portfolio a fee up to 0.10% per annum of the average daily net assets of the Advantage shares and Xpress shares.

The Fund and the Distributor, an affiliate of the Manager, have entered into a Shareholder Servicing Agreement and a Distribution Agreement. For its services under the Shareholder Servicing and Distribution Agreements, the Distributor receives from each Portfolio a fee, accrued daily and paid monthly, at an annual rate of each Class’s average daily net assets as follows:

	Shareholder Servicing Fees	Distribution Fees
Institutional Shares	-0-	-0-
Institutional Service Shares	0.25%	-0-
Investor Shares	0.25%	0.20%
Short Term Income Shares	0.25%	0.45%
Retail Shares	0.25%	0.65%
Pinnacle Shares	-0-	-0-
Advantage Shares	0.25%	0.75%
Xpress Shares	0.25%	0.75%

As of September 30, 2010, the amounts Payable to affiliates included in the Statement of Assets and Liabilities are broken down as follows:

Fee Type/Affiliate	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Investment management fees/Manager	$423,355	$104,140	$118,274	$38,842
Administration fees/Manager	176,398	8,678	39,425	-0-
Shareholder servicing fees/Distributor	411,584	-0-	39,656	51,894
Transfer agency fees/TA	81,425	-0-	9,768	8,575

Total	$1,092,762	$112,818	$207,123	$99,311

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

2: Investment Management Fees and Other Transactions with Affiliates (Continued)

For the period ended September 30, 2010, the following fees were voluntarily waived by the Manager, Distributor and TA:

	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Investment management fees	$-0-	$-0-	$-0-	$22,334
Administration fees	108,395	75,094	40,874	92,998
Shareholder servicing fees – Institutional Service shares	130,025	312,579	77,602	N/A
Shareholder servicing fees – Investor shares	185,577	261,408	N/A	N/A
Shareholder servicing fees – Short Term Income shares	290,900	231,672	N/A	12,916
Shareholder servicing fees – Retail shares	800,087	25,200	232,271	37,614
Shareholder servicing fees – Advantage shares	1,210,655	N/O	921,514	48,386
Shareholder servicing fees – Xpress shares	169,715	N/O	N/O	N/O
Distribution fees – Investor shares	238,716	209,126	N/A	N/A
Distribution fees – Short Term Income shares	844,950	417,009	N/A	114,196
Distribution fees – Retail shares	3,246,095	65,520	620,081	488,217
Distribution fees – Advantage shares	5,764,149	N/O	3,337,510	800,072
Distribution fees – Xpress shares	985,323	N/O	N/O	N/O
Transfer agency fees – Institutional shares	17,828	34,954	-0-	-0-
Transfer agency fees – Institutional Service shares	-0-	20,778	613	N/A
Transfer agency fees – Investor shares	-0-	48,726	N/A	N/A
Transfer agency fees – Short Term Income shares	-0-	43,127	N/A	-0-
Transfer agency fees – Retail shares	-0-	4,673	4,934	-0-
Transfer agency fees – Pinnacle shares	9,234	2,951	N/O	N/O

Total	$14,001,649	$1,752,817	$5,235,399	$1,616,733

Included in the above amounts were waivers to maintain a minimum yield in light of market conditions.

The Fund’s investment manager and distributor have voluntarily agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Operating expenses as set forth below (“the Expense Cap Arrangement”). The Fund’s investment manager and distributor have further agreed that they will not modify or terminate these fee waiver arrangements through July 31, 2011, without prior approval of the Fund’s Board of Trustees.

Share classes	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Institutional shares	0.25%	0.25%	0.25%	0.25%
Institutional Service shares	0.50%	0.50%	0.50%	0.50%
Investor shares	0.70%	0.68%	N/A	N/A
Short Term Income shares	0.99%	0.95%	N/A	0.81%
Retail shares	1.05%	1.05%	1.05%	1.05%
Pinnacle shares	0.25%	0.25%	N/O	N/O

In light of recent market conditions, the Manager and Distributor may temporarily waive additional fees and/or reimburse additional expenses in an amount in excess of the amount required under the Expense Cap Arrangement in an effort to maintain certain net yields. In the event that the Manager and/or Distributor waive fees and/or reimburse expenses either as a result of the Expense Cap Arrangement or in an effort to maintain certain net yields, the Fund’s Board of Trustees has agreed that the Manager and Distributor may be reimbursed, on a class by class basis, for such fee reductions and/or expense payments. In carrying out this reimbursement to the Manager and/or Distributor, the annualized expense ratio as of any day in the fiscal year shall not exceed the rates set forth in the Expense Cap Arrangement. The Manager and Distributor may not recover fee reductions and/or expense payments with respect to a class more than 2 years after the end of the fiscal year in which the fee was reduced or expense borne. The Manager and Distributor have determined and the Fund’s Board of Trustees have approved that the fee waivers eligible for reimbursement are those occurring after January 31, 2009. The fee waivers that are eligible for reimbursement are calculated and reported as of each fiscal year end.

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

2: Investment Management Fees and Other Transactions with Affiliates (Continued)

The following fees may be reimbursed to the Manager and Distributor at a later date and their right to receive expense reimbursements for these amounts expire on March 31, 2011:

	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Investment management fees	$154,938	$-0-	$-0-	$79,990
Administration fees	387,345	102,733	97,789	33,329
Shareholder servicing fees – Institutional Service shares	3,254	304	-0-	-0-
Shareholder servicing fees – Investor shares	-0-	2,514	N/A	N/A
Shareholder servicing fees – Short Term Income shares	-0-	1,757	N/A	-0-
Shareholder servicing fees – Retail shares	-0-	3,020	-0-	-0-
Distribution fees – Investor shares	21,651	65,759	N/A	N/A
Distribution fees – Short Term Income shares	12,510	109,482	N/A	17,843
Distribution fees – Retail shares	318,785	11,764	81,832	32,746

Total	$898,483	$297,333	$179,621	$163,908

For the fiscal year ended March 31, 2010 the following fees waived may be reimbursed to the Manager and Distributor at a later date and their right to receive expense reimbursements for these amounts expire on March 31, 2012:

	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Investment management fees	$-0-	$112,954	$-0-	$129,265
Administration fees	406,367	585,078	234,074	195,586
Shareholder servicing fees – Institutional Service shares	254,392	433,566	55,817	8
Shareholder servicing fees – Investor shares	274,616	428,084	N/A	N/A
Shareholder servicing fees – Short Term Income shares	288,375	372,926	N/A	15,254
Shareholder servicing fees – Retail shares	1,202,456	33,003	242,446	68,457
Distribution fees – Investor shares	441,813	428,806	N/A	N/A
Distribution fees – Short Term Income shares	1,015,662	846,645	N/A	180,124
Distribution fees – Retail shares	6,542,434	98,996	1,188,169	929,743

Total	$10,426,115	$3,340,058	$1,720,506	$1,518,437

For the period ended September 30, 2010 the following fees waived may be reimbursed to the Manager and Distributor at a later date and their right to receive expense reimbursements for these amounts expire on March 31, 2013:

	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Investment management fees	$-0-	$-0-	$-0-	$22,334
Administration fees	108,395	75,094	40,874	92,998
Shareholder servicing fees – Institutional Service shares	130,025	312,579	77,602	N/A
Shareholder servicing fees – Investor shares	185,577	261,408	N/A	N/A
Shareholder servicing fees – Short Term Income shares	290,900	231,672	N/A	12,916
Shareholder servicing fees – Retail shares	800,087	25,200	232,271	37,614
Distribution fees – Investor shares	238,716	209,126	N/A	N/A
Distribution fees – Short Term Income shares	844,950	417,009	N/A	114,196
Distribution fees – Retail shares	3,246,095	65,520	620,081	488,217

Total	$5,844,745	$1,597,608	$970,828	$768,275

Trustees of the Fund not affiliated with the Manager are paid a fee that is allocated among multiple funds, as defined below. Each Independent Trustee receives an annual retainer of $60,000 and a fee of $3,000 for each Board of Trustees meeting

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

2: Investment Management Fees and Other Transactions with Affiliates (Continued)

attended. Each Independent Trustee also receives a fee up to $1,500 at the discretion of the Lead Trustee for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Trustee receives an additional annual fee of $13,800, payable quarterly and the Audit Committee Chairman and Compliance Oversight Committee Chairman will each receive an additional annual fee of $9,200, payable quarterly. Each Independent Trustee will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund and the California Daily Tax Free Income Fund, Inc.

Included in the Statement of Operations under the caption “Shareholder servicing and related shareholder expenses” are fees pursuant to the Transfer Agency Agreement between the TA and the Portfolios. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of (i) 0.05% of the monthly average net assets of the Investor, Short Term Income, and Retail Shares of the Portfolios or (ii) 0.02% of the monthly average net assets of the Institutional Service, Institutional and Pinnacle shares of the Portfolios. The Advantage and Xpress shares do not participate in the Transfer Agency Agreement. For the period ended September 30, 2010 these fees after waivers amounted to:

	Money Market Portfolio		U.S. Treasury Portfolio		U.S. Government Portfolio		Municipal Portfolio
	Amount	%	Amount	%	Amount	%	Amount	%
Institutional shares	$27,526	0.01%	$6,744	0.01%	$7,909	0.02%	$3,021	0.02%
Institutional Service shares	18,895	0.02%	4,163	0.01%	6,452	0.02%	N/A
Investor shares	59,499	0.05%	3,424	0.02%	N/A		N/A
Short Term Income shares	93,576	*	3,086	0.02%	N/A		12,660	0.05%
Retail shares	249,036	0.05%	354	0.03%	42,607	0.05%	37,449	0.04%
Pinnacle shares	12,919	0.01%	567	0.01%	N/O		N/O

Total	$461,451		$18,338		$56,968		$53,130

*	Charged per account

Natixis Global Asset Management, LP (“NGAM LP”), the parent company of the Manager, invests a portion of its excess cash balances in Daily Income Fund – Money Market Portfolio – Institutional shares. For the period ended September 30, 2010, NGAM LP has invested an average of $271,869,400 and as of September 30, 2010 has an investment of $261,416,450. Also, on a daily basis, the Manager, Distributor, TA and affiliated investment entities invest their excess cash in Daily Income Fund that are not material to that entity.

As of September 30, 2010, certain Trustees, Officers and affiliated entities had investments in the Portfolios representing less than 1% of each Portfolio.

3: Securities Transactions with Affiliated Funds

The Portfolios are permitted to purchase or sell securities from or to certain other Reich & Tang Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Portfolio. The procedures have been designed to ensure that any purchase or sale of securities of the Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the period ended September 30, 2010, the Portfolios engaged in purchases and sales with affiliates, none of which resulted in any gain or loss, which amounted to:

Transaction Type	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Purchases	$8,000,000	$-0-	$-0-	$59,320,000
Sales	$15,000,000	-0-	-0-	$66,445,000
Gains/(losses)	-0-	-0-	-0-	-0-

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

4: Compensating Balance Arrangement and Other Transactions

The Portfolios are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (the “Bank”). To compensate the Bank for such activity the Portfolios may, in the case of the Municipal Portfolio, leave funds or overdraft funds as a compensating balance in the account so the Bank or the Portfolios can be compensated for use of funds based upon the agreed upon formula. Unless agreed otherwise at the end of pre-determined three month periods, the Portfolio will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.

For the Money Market, U.S. Treasury and U.S. Government Portfolios the Bank or the Portfolios will be compensated by accumulating the daily overdraft charges and/or earnings credits throughout the month, respectively.

Earnings credit, if any, are offset against the Portfolio’s safekeeping fees which are included in the Statement of Operations under the caption custodian expenses.

5: Transactions in Shares of Beneficial Interest

At September 30, 2010, an unlimited number of shares of beneficial interest ($0.001 par value) were authorized. Transactions were as follows:

MONEY MARKET PORTFOLIO	Six Months Ended September 30, 2010 (Unaudited)		Year Ended March 31, 2010
Institutional Shares	Net Assets	Shares	Net Assets	Shares
Sold	$2,021,878,341	2,021,878,341	$15,477,650,867	15,477,650,867
Issued on reinvestment of dividends	276,062	276,062	1,317,353	1,317,353
Redeemed	(1,700,701,857)	(1,700,701,857)	(15,552,952,739)	(15,552,952,739)

Net increase (decrease)	$321,452,546	321,452,546	$(73,984,519)	(73,984,519)

Institutional Service Shares	Net Assets	Shares	Net Assets	Shares
Sold	$631,926,678	631,926,678	$1,591,009,193	1,591,009,193
Issued on reinvestment of dividends	2,266	2,266	268,837	268,837
Redeemed	(730,532,635)	(730,532,635)	(1,555,522,740)	(1,555,522,740)

Net increase (decrease)	$(98,603,691)	(98,603,691)	$35,755,290	35,755,290

Investor Shares	Net Assets	Shares	Net Assets	Shares
Sold	$376,492,386	376,492,386	$767,008,642	767,008,642
Issued on reinvestment of dividends	2,828	2,828	284,392	284,392
Redeemed	(364,521,573)	(364,521,573)	(889,052,802)	(889,052,802)

Net increase (decrease)	$11,973,641	11,973,641	$(121,759,768)	(121,759,768)

Short Term Income Shares	Net Assets	Shares	Net Assets	Shares
Sold	$598,810,595	598,810,595	$1,130,188,615	1,130,188,615
Issued on reinvestment of dividends	4,046	4,046	59,615	59,615
Redeemed	(504,882,456)	(504,882,456)	(1,114,167,431)	(1,114,167,431)

Net increase (decrease)	$93,932,185	93,932,185	$16,080,799	16,080,799

Retail Shares	Net Assets	Shares	Net Assets	Shares
Sold	$1,543,224,848	1,543,224,848	$4,066,636,714	4,066,636,714
Issued on reinvestment of dividends	12,161	12,161	242,912	242,912
Redeemed	(1,653,798,311)	(1,653,798,311)	(4,400,742,334)	(4,400,742,334)

Net increase (decrease)	$(110,561,302)	(110,561,302)	$(333,862,708)	(333,862,708)

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

5: Transactions in Shares of Beneficial Interest (Continued)

MONEY MARKET PORTFOLIO	Six Months Ended September 30, 2010 (Unaudited)		Year Ended March 31, 2010
Pinnacle Shares	Net Assets	Shares	Net Assets	Shares
Sold	$138,856,005	138,856,005	$147,501,089	147,501,089
Issued on reinvestment of dividends	148,065	148,065	564,817	564,817
Redeemed	(121,944,192)	(121,944,192)	(150,639,459)	(150,639,459)

Net increase (decrease)	$17,059,878	17,059,878	$(2,573,553)	(2,573,553)

Advantage Shares	Net Assets	Shares	Net Assets	Shares
Sold	$1,179,756,244	1,179,756,244	$1,988,415,000	1,988,415,000
Issued on reinvestment of dividends	381,009	381,009	922,911	922,911
Redeemed	(1,269,582,480)	(1,269,582,480)	(2,119,819,283)	(2,119,819,283)

Net increase (decrease)	$(89,445,227)	(89,445,227)	$(130,481,372)	(130,481,372)

Xpress Shares	Net Assets	Shares	Net Assets	Shares
Sold	$180,446,778	180,446,778	$421,977,499	421,977,499
Issued on reinvestment of dividends	26,568	26,568	57,252	57,252
Redeemed	(204,825,842)	(204,825,842)	(411,045,005)	(411,045,005)

Net increase (decrease)	$(24,352,496)	(24,352,496)	$10,989,746	10,989,746

U.S. TREASURY PORTFOLIO	Six Months Ended September 30, 2010 (Unaudited)		Year Ended March 31, 2010
Institutional Shares	Net Assets	Shares	Net Assets	Shares
Sold	$2,412,930,728	2,412,930,728	$6,290,774,339	6,290,774,339
Issued on reinvestment of dividends	9,868	9,868	459,947	459,947
Redeemed	(2,395,041,790)	(2,395,041,790)	(6,318,516,479)	(6,318,516,479)

Net increase (decrease)	$17,898,806	17,898,806	$(27,282,193)	(27,282,193)

Institutional Service Shares	Net Assets	Shares	Net Assets	Shares
Sold	$749,269,644	749,269,644	$1,273,103,964	1,273,103,964
Issued on reinvestment of dividends	4,131	4,131	13,201	13,201
Redeemed	(763,720,179)	(763,720,179)	(1,254,462,506)	(1,254,462,506)

Net increase (decrease)	$(14,446,404)	(14,446,404)	$18,654,659	18,654,659

Investor Shares	Net Assets	Shares	Net Assets	Shares
Sold	$328,388,754	328,388,754	$820,734,835	820,734,835
Issued on reinvestment of dividends	3,502	3,502	5,141	5,141
Redeemed	(327,846,998)	(327,846,998)	(835,018,046)	(835,018,046)

Net increase (decrease)	$545,258	545,258	$(14,278,070)	(14,278,070)

Short Term Income Shares	Net Assets	Shares	Net Assets	Shares
Sold	$198,933,950	198,933,950	$505,459,722	505,459,722
Issued on reinvestment of dividends	3,048	3,048	4,355	4,355
Redeemed	(222,900,756)	(222,900,756)	(501,755,871)	(501,755,871)

Net increase (decrease)	$(23,963,758)	(23,963,758)	$3,708,206	3,708,206

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

5: Transactions in Shares of Beneficial Interest (Continued)

U.S. TREASURY PORTFOLIO	Six Months Ended September 30, 2010 (Unaudited)		Year Ended March 31, 2010
Retail Shares	Net Assets	Shares	Net Assets	Shares
Sold	$102,662,608	102,662,608	$158,652,986	158,652,986
Issued on reinvestment of dividends	327	327	345	345
Redeemed	(107,490,347)	(107,490,347)	(145,814,394)	(145,814,394)

Net increase (decrease)	$(4,827,412)	(4,827,412)	$12,838,937)	12,838,937

Pinnacle Shares	Net Assets	Shares	Net Assets	Shares
Sold	$20,238,303	20,238,303	$53,546,134	53,546,134
Issued on reinvestment of dividends	896	896	44,877	44,877
Redeemed	(44,928,237)	(44,928,237)	(84,888,142)	(84,888,142)

Net increase (decrease)	$(24,689,038)	(24,689,038)	$(31,297,131)	(31,297,131)

U.S. GOVERNMENT PORTFOLIO	Six Months Ended September 30, 2010 (Unaudited)		Year Ended March 31, 2010
Institutional Shares	Net Assets	Shares	Net Assets	Shares
Sold	$112,874,845	112,874,845	$190,994,628	190,994,628
Issued on reinvestment of dividends	10,107	10,107	106,687	106,687
Redeemed	(139,769,551)	(139,769,551)	(100,586,437)	(100,586,437)

Net increase (decrease)	$(26,884,599)	(26,884,599)	$90,514,878	90,514,878

Institutional Service Shares	Net Assets	Shares	Net Assets	Shares
Sold	$8,507,553	8,507,553	$4,124,700	4,124,700
Issued on reinvestment of dividends	926	926	1,411	1,411
Redeemed	(13,086,421)	(13,086,421)	(8,955,652)	(8,955,652)
Shares issued in connection with acquisition of Sentinel Government Fund	-0-	-0-	77,936,369	77,936,369

Net increase (decrease)	$(4,577,942)	(4,577,942)	$73,106,828	73,106,828

Retail Shares	Net Assets	Shares	Net Assets	Shares
Sold	$1,592,831,163	1,592,831,163	$1,838,284,665	1,838,284,665
Issued on reinvestment of dividends	2,910	2,910	12,793	12,793
Redeemed	(1,608,666,721)	(1,608,666,721)	(1,858,135,921)	(1,858,135,921)

Net increase (decrease)	$(15,832,648)	(15,832,648)	$(19,838,463)	(19,838,463)

Advantage Shares	Net Assets	Shares	Net Assets	Shares
Sold	$573,326,890	573,326,890	$1,033,868,500	1,033,868,500
Issued on reinvestment of dividends	49,126	49,126	183,345	183,345
Redeemed	(590,121,169)	(590,121,169)	(1,137,252,873)	(1,137,252,873)

Net increase (decreases)	$(16,745,153)	(16,745,153)	$(103,201,028)	(103,201,028)

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

5: Transactions in Shares of Beneficial Interest (Continued)

MUNICIPAL PORTFOLIO	Six Months Ended September 30, 2010 (Unaudited)		Year Ended March 31, 2010
Institutional Shares	Net Assets	Shares	Net Assets	Shares
Sold	$30,155,411	30,155,411	$21,884,352	21,884,352
Issued on reinvestment of dividends	6,155	6,155	24,808	24,808
Redeemed	(20,491,126)	(20,491,126)	(615,024)	(615,024)

Net increase (decrease)	$9,670,440	9,670,440	$21,294,136	21,294,136

Institutional Service Shares	Net Assets	Shares	Net Assets	Shares
Sold	$-0-	-0-	$165,338	165,338
Issued on reinvestment of dividends	-0-	-0-	605	605
Redeemed	-0-	-0-	(414,509)	(414,509)

Net increase (decrease)	$-0-	-0-	$(248,566)	(248,566)

Short Term Income Shares	Net Assets	Shares	Net Assets	Shares
Sold	$202,095,059	202,095,059	$294,797,221	294,797,221
Issued on reinvestment of dividends	729	729	43,884	43,884
Redeemed	(205,967,610)	(205,967,610)	(310,676,935)	(310,676,935)

Net increase (decrease)	$(3,871,822)	(3,871,822)	$(15,835,830)	(15,835,830)

Retail Shares	Net Assets	Shares	Net Assets	Shares
Sold	$331,572,044	331,572,044	$809,231,339	809,231,339
Issued on reinvestment of dividends	2,282	2,282	77,017	77,017
Redeemed	(346,990,630)	(346,990,630)	(808,442,380)	(808,442,380)

Net increase (decrease)	$(15,416,304)	(15,416,304)	$865,976	865,976

Advantage Shares	Net Assets	Shares	Net Assets	Shares
Sold	$218,971,182	218,971,182	$372,083,485	372,083,485
Issued on reinvestment of dividends	54,180	54,180	170,771	170,771
Redeemed	(233,824,425)	(233,824,425)	(346,576,916)	(346,576,916)

Net increase (decrease)	$(14,799,063)	(14,799,063)	$25,677,340	25,677,340

6: Acquisition of Sentinel Government Money Market Fund

On November 16, 2009, U.S. Government Portfolio acquired all of the net assets of Sentinel Government Money Market Fund, an open-end investment company, pursuant to a plan of reorganization approved by the Board of Directors of Sentinel Government Money Market Fund on August 12, 2009. The purpose of the transaction was to combine two funds with substantially similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of 77,936,369 shares of U.S. Government Portfolio, valued at $77,936,369, for 77,936,369 shares of Sentinel Government Money Market Fund outstanding on November 16, 2009. The investment portfolio of Sentinel Government Money Market Fund, with an amortized cost of $62,278,481, which approximates the market value at November 16, 2009, was the principal asset acquired by U.S. Government Portfolio. For financial reporting purposes, assets received and shares issued by U.S. Government Portfolio were recorded at amortized cost which approximates fair value; and the amortized cost basis of the investments received from Sentinel Government Money Market Fund was carried forward to align ongoing reporting of U.S. Government Portfolio. Immediately prior to the merger, the net assets of U.S. Government Portfolio were $1,364,205,690.

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

6: Acquisition of Sentinel Government Money Market Fund (Continued)

Assuming the acquisition had been completed on April 1, 2009, the beginning of the annual reporting period of U.S. Government Portfolio, U.S. Government Portfolio’s pro forma results of operations for the year ended March 31, 2010, are as follows:

Net investment income $309,533

Net gain (loss) on investments $0

Net increase (decrease) in net assets resulting from operations $309,533

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Sentinel Government Money Market Fund that have been included in U.S. Government Portfolio’s statement of operations since November 16, 2009.

7: Tax Information

The amount and character of income and gains to be distributed are determined in accordance with U.S. income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Portfolio’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under U.S. income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may effect the amount of capital loss carryforward available for the Portfolios to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the result of future transactions.

At March 31, 2010, the Fund had capital loss transactions available for Federal income tax purposes and to be applied against future gains, if any. The capital loss transactions were as follows:

	Capital Loss Utilized	Capital Loss Remaining	Expiration of Carryforwards
Money Market Portfolio	$48,900	$1,804,730	2017
U.S. Treasury Portfolio	-0-	-0-	N/A
U.S. Government Portfolio	-0-	12,734	2014
		203	2015
		54,070	2016
		12,623	2017

Total U.S. Government Portfolio		$79,630
Municipal Portfolio	-0-	-0-	N/A

8: Additional Valuation Information

Under the provisions of GAAP, fair value, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	prices are determined using quoted prices in an active market for identical assets.

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

8: Additional Valuation Information (Continued)

Level 2 –	prices are determined using other significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 –	prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value the Daily Income Fund – Money Market Portfolio’s investments as of September 30, 2010:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Debt securities issued by states of the United States and political subdivisions of the states	$-0-	$4,179,797,456	$-0-

Total	$-0-	$4,179,797,456	$-0-

The following table summarizes the inputs used to value the Daily Income Fund – U.S. Treasury Portfolio’s investments as of September 30, 2010:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Repurchase agreements	$-0-	$565,000,000	$-0-
Debt securities issued by the U.S. Treasury and other U.S. government corporation and agencies	$-0-	$594,259,532	$-0-

Total	$-0-	$1,159,259,532	$-0-

Daily Income Fund Notes to the Financial Statements (Unaudited) (Continued)

8: Additional Valuation Information (Continued)

The following table summarizes the inputs used to value the Daily Income Fund – U.S. Government Portfolio’s investments as of September 30, 2010:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Repurchase agreements	$-0-	$440,000,000	$-0-
Debt securities issued by the U.S. Treasury and other U.S. government corporation and agencies	$-0-	$715,765,802	$-0-

Total	$-0-	$1,155,765,802	$-0-

The following table summarizes the inputs used to value the Daily Income Fund – Municipal Portfolio’s investments as of September 30, 2010:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Debt securities issued by states of the United States and political subdivisions of the states	$-0-	$411,999,355	$-0-

Total	$-0-	$411,999,355	$-0-

For the period ended September 30, 2010, there was no Level 1 or 3 investments.

Daily Income Fund Additional Information (Unaudited)

: Additional Information About Portfolio Holdings

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q for its first and third fiscal quarters. The Fund’s Form N-Q is available without charge on the SEC’s website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund’s Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

: Information About Proxy Voting

Information regarding the Fund’s proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund’s Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC’s website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

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Daily Income Fund Notice of Reich & Tang* Privacy Policy

We do not disclose to third parties nonpublic personal information about current or former Reich & Tang customers, clients or mutual fund shareholders other than as described below.

We collect nonpublic personal information about you, such as your name, address, social security number, account activity and account balances from your account application and other forms that you may deliver to us. We use this information to provide advisory services to you, to open an account for you, or to process a transaction for your account. In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to unaffiliated firms to effect or process transactions for you or to assist us in servicing your account.

We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

*	For purposes of this notice, “Reich & Tang” includes; Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc. and all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

THIS IS NOT PART OF THE SHAREHOLDER REPORT

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

Daily Income Fund

600 Fifth Avenue

New York, New York 10020

Manager

Reich & Tang Asset Management, LLC

600 Fifth Avenue

New York, New York 10020

Custodian

The Bank of New York Mellon

2 Hanson Place, 7th Floor,

Brooklyn, New York 11217

Transfer Agent & Dividend Disbursing Agent

Reich & Tang Services, Inc.

600 Fifth Avenue

New York, New York 10020

DIF 9/10

Item 2:	Code of Ethics

Not Applicable (disclosure required in annual report on N-CSR only).

Item 3:	Audit Committee Financial Expert

Not Applicable (disclosure required in annual report on N-CSR only).

Item 4:	Principal Accountant Fees and Services

Not Applicable (disclosure required in annual report on N-CSR only).

Item 5:	Audit Committee of Listed Registrants

Not applicable.

Item 6:	Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9:	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10:	Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b)	There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daily Income Fund

By (Signature and Title)*	/S/ CHRISTINE MANNA
Christine Manna, Secretary

Date: December 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ MICHAEL P. LYDON
Michael P. Lydon, President

Date: December 2, 2010

By (Signature and Title)*	/S/ JOSEPH JERKOVICH
Joseph Jerkovich, Treasurer and Assistant Secretary

Date: December 2, 2010

*	Print the name and title of each signing officer under his or her signature.

Item 11:	Exhibits

(a)(1)	Not Applicable (disclosure required in annual report on N-CSR only).

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. §1350.